Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ultimus Managers Trust
Entity Central Index Key	0001545440
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000229483
Shareholder Report [Line Items]
Fund Name	Westwood Quality Value Fund
Class Name	Institutional Shares
Trading Symbol	WHGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Quality Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-value-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-value-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality Value Fund underperformed its representative benchmark, the Russell 1000® Value Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence (AI)-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

The top-performing sectors on a relative basis were Utilities and Health Care, driven by strong selection and an underweight allocation relative to the benchmark, respectively. Technology and Financials were the worst performers on a relative basis, primarily due to stock selection in each sector.

Texas Instruments, Inc. (TXN) was the top contributor to performance for the trailing period, benefiting from AI/data center demand, industrial segment recovery and strong forward guidance above expectations. Shares of Qnity Electronics, Inc. (Q) gained as the company completed its spin-off into a standalone company positioned as a pure-play semiconductor materials and solutions provider.

Alphabet, Inc. - Class A (GOOGL) advanced after reporting AI product breakthroughs relating to the company’s cross-product implementation of its Gemini platform and announcing a strategic partnership to power Apple’s AI features with Gemini.

Salesforce, Inc. (CRM) was the largest detractor from performance for the period, falling after guidance disappointments and workforce reductions tied to restructuring and execution risk. Shares of LPL Financial Holdings, Inc. (LPLA) declined due to mixed earnings, AI-driven disruption concerns and regulatory penalties.

Microsoft Corporation (MSFT) fell due to workforce reductions tied to restructuring, in addition to concerns about AI capital spending.

Line Graph [Table Text Block]
Table Summary
	Westwood Quality Value Fund - Institutional Shares	Russell 1000® Value Index	Russell 3000® Index
Apr-2016	$100,000	$100,000	$100,000
Apr-2017	$113,858	$116,551	$118,583
Apr-2018	$129,454	$125,296	$134,055
Apr-2019	$140,148	$136,651	$151,056
Apr-2020	$132,540	$121,602	$149,482
Apr-2021	$179,809	$177,447	$225,597
Apr-2022	$186,243	$179,786	$218,571
Apr-2023	$190,720	$181,967	$221,856
Apr-2024	$212,560	$206,390	$271,332
Apr-2025	$220,317	$224,037	$302,268
Apr-2026	$253,360	$289,578	$396,008

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Westwood Quality Value Fund - Institutional Shares	15.00%	7.10%	9.74%
Russell 1000® Value Index	29.25%	10.29%	11.22%
Russell 3000® Index	31.01%	11.91%	14.75%

AssetsNet	$ 178,247,585
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 360,291
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$178,247,585 Number of Portfolio Holdings52 Advisory Fee (net of waivers)$360,291 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Money Market Funds	0.5%
Real Estate	2.1%
Energy	5.4%
Consumer Staples	5.4%
Health Care	7.3%
Utilities	7.4%
Materials	7.7%
Communications	8.7%
Consumer Discretionary	9.3%
Financials	14.4%
Industrials	14.8%
Technology	17.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Amazon.com, Inc.	3.7%
Texas Instruments, Inc.	2.9%
Alphabet, Inc. - Class A	2.9%
Qnity Electronics, Inc.	2.9%
NextEra Energy, Inc.	2.7%
CSX Corporation	2.6%
Entergy Corporation	2.5%
RB Global, Inc.	2.5%
Berkshire Hathaway, Inc. - Class B	2.4%
Thermo Fisher Scientific, Inc.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000229481
Shareholder Report [Line Items]
Fund Name	Westwood Quality Value Fund
Class Name	A Class Shares
Trading Symbol	WWLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Quality Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-value-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-value-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality Value Fund underperformed its representative benchmark, the Russell 1000® Value Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence (AI)-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

The top-performing sectors on a relative basis were Utilities and Health Care, driven by strong selection and an underweight allocation relative to the benchmark, respectively. Technology and Financials were the worst performers on a relative basis, primarily due to stock selection in each sector.

Texas Instruments, Inc. (TXN) was the top contributor to performance for the trailing period, benefiting from AI/data center demand, industrial segment recovery and strong forward guidance above expectations. Shares of Qnity Electronics, Inc. (Q) gained as the company completed its spin-off into a standalone company positioned as a pure-play semiconductor materials and solutions provider.

Alphabet, Inc. - Class A (GOOGL) advanced after reporting AI product breakthroughs relating to the company’s cross-product implementation of its Gemini platform and announcing a strategic partnership to power Apple’s AI features with Gemini.

Salesforce, Inc. (CRM) was the largest detractor from performance for the period, falling after guidance disappointments and workforce reductions tied to restructuring and execution risk. Shares of LPL Financial Holdings, Inc. (LPLA) declined due to mixed earnings, AI-driven disruption concerns and regulatory penalties.

Microsoft Corporation (MSFT) fell due to workforce reductions tied to restructuring, in addition to concerns about AI capital spending.

Line Graph [Table Text Block]
Table Summary
	Westwood Quality Value Fund - A Class Shares	Russell 1000® Value Index	Russell 3000® Index
Apr-2016	$9,699	$10,000	$10,000
Apr-2017	$11,020	$11,655	$11,858
Apr-2018	$12,492	$12,530	$13,406
Apr-2019	$13,489	$13,665	$15,106
Apr-2020	$12,718	$12,160	$14,948
Apr-2021	$17,227	$17,745	$22,560
Apr-2022	$17,788	$17,979	$21,857
Apr-2023	$18,184	$18,197	$22,186
Apr-2024	$20,223	$20,639	$27,133
Apr-2025	$20,925	$22,404	$30,227
Apr-2026	$24,028	$28,958	$39,601

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Westwood Quality Value Fund - A Class Shares
Without Load	14.83%	6.88%	9.50%
With LoadFootnote Reference*	11.37%	6.23%	9.16%
Russell 1000® Value Index	29.25%	10.29%	11.22%
Russell 3000® Index	31.01%	11.91%	14.75%

AssetsNet	$ 178,247,585
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 360,291
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$178,247,585 Number of Portfolio Holdings52 Advisory Fee (net of waivers)$360,291 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Money Market Funds	0.5%
Real Estate	2.1%
Energy	5.4%
Consumer Staples	5.4%
Health Care	7.3%
Utilities	7.4%
Materials	7.7%
Communications	8.7%
Consumer Discretionary	9.3%
Financials	14.4%
Industrials	14.8%
Technology	17.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Amazon.com, Inc.	3.7%
Texas Instruments, Inc.	2.9%
Alphabet, Inc. - Class A	2.9%
Qnity Electronics, Inc.	2.9%
NextEra Energy, Inc.	2.7%
CSX Corporation	2.6%
Entergy Corporation	2.5%
RB Global, Inc.	2.5%
Berkshire Hathaway, Inc. - Class B	2.4%
Thermo Fisher Scientific, Inc.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/quality-value-fund/
C000240108
Shareholder Report [Line Items]
Fund Name	Westwood Quality Value Fund
Class Name	Ultra Shares
Trading Symbol	WHGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Quality Value Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-value-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-value-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality Value Fund underperformed its representative benchmark, the Russell 1000® Value Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence (AI)-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

The top-performing sectors on a relative basis were Utilities and Health Care, driven by strong selection and an underweight allocation relative to the benchmark, respectively. Technology and Financials were the worst performers on a relative basis, primarily due to stock selection in each sector.

Texas Instruments, Inc. (TXN) was the top contributor to performance for the trailing period, benefiting from AI/data center demand, industrial segment recovery and strong forward guidance above expectations. Shares of Qnity Electronics, Inc. (Q) gained as the company completed its spin-off into a standalone company positioned as a pure-play semiconductor materials and solutions provider.

Alphabet, Inc. - Class A (GOOGL) advanced after reporting AI product breakthroughs relating to the company’s cross-product implementation of its Gemini platform and announcing a strategic partnership to power Apple’s AI features with Gemini.

Salesforce, Inc. (CRM) was the largest detractor from performance for the period, falling after guidance disappointments and workforce reductions tied to restructuring and execution risk. Shares of LPL Financial Holdings, Inc. (LPLA) declined due to mixed earnings, AI-driven disruption concerns and regulatory penalties.

Microsoft Corporation (MSFT) fell due to workforce reductions tied to restructuring, in addition to concerns about AI capital spending.

Line Graph [Table Text Block]
Table Summary
	Westwood Quality Value Fund - Ultra Shares	Russell 1000® Value Index	Russell 3000® Index
Nov-2022	$1,000,000	$1,000,000	$1,000,000
Apr-2023	$968,668	$983,948	$1,019,796
Apr-2024	$1,077,318	$1,116,013	$1,247,221
Apr-2025	$1,115,812	$1,211,435	$1,389,423
Apr-2026	$1,283,924	$1,565,831	$1,820,315

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception (November 30, 2022)
Westwood Quality Value Fund - Ultra Shares	15.07%	7.60%
Russell 1000® Value Index	29.25%	14.04%
Russell 3000® Index	31.01%	19.18%

Performance Inception Date	Nov. 30, 2022
AssetsNet	$ 178,247,585
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 360,291
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$178,247,585 Number of Portfolio Holdings52 Advisory Fee (net of waivers)$360,291 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Money Market Funds	0.5%
Real Estate	2.1%
Energy	5.4%
Consumer Staples	5.4%
Health Care	7.3%
Utilities	7.4%
Materials	7.7%
Communications	8.7%
Consumer Discretionary	9.3%
Financials	14.4%
Industrials	14.8%
Technology	17.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Amazon.com, Inc.	3.7%
Texas Instruments, Inc.	2.9%
Alphabet, Inc. - Class A	2.9%
Qnity Electronics, Inc.	2.9%
NextEra Energy, Inc.	2.7%
CSX Corporation	2.6%
Entergy Corporation	2.5%
RB Global, Inc.	2.5%
Berkshire Hathaway, Inc. - Class B	2.4%
Thermo Fisher Scientific, Inc.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000229480
Shareholder Report [Line Items]
Fund Name	Westwood Quality SMidCap Fund
Class Name	Institutional Shares
Trading Symbol	WHGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Quality SMidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smidcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-smidcap-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$47	0.88%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality SMidCap Fund underperformed its representative benchmark, the Russell 2500® Value Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

On a relative basis, the top-performing sectors were Financials and Industrials, with outperformance in each sector primarily driven by strong selection. The Technology and Communications sectors were the largest detractors from relative performance, with underperformance driven by selection and partially mitigated by the interaction between allocation and selection decisions.

Modine Manufacturing Company (MOD) was the top contributor to performance, gaining on data center demand, capacity expansion investments and a backlog with multi-year visibility. Shares of Permian Resources Corporation - Class A (PR) advanced after reporting record results, strong free cash flow generation and large-scale acquisitions.

Marex Group plc (MRX) rose after high client activity and trading volumes across asset classes driven by elevated market volatility translated into higher trading revenue.

Pegasystems, Inc. (PEGA) was the largest detractor from performance, falling due to ongoing Appian litigation and macro headwinds from the federal government shutdown and conflicts in Europe and the Middle East. Shares of Verra Mobility Corporation (VRRM) declined due to margin compression, declining free cash flow and rising capital intensity.

Kratos Defense & Security Solutions, Inc. (KTOS) retreated as the government shutdown caused delays in contract funding and execution that persisted into 2026.

Line Graph [Table Text Block]
Table Summary
	Westwood Quality SMidCap Fund - Institutional Shares	Russell 2500® Value Index	Russell 3000® Index
Apr-2016	$100,000	$100,000	$100,000
Apr-2017	$117,598	$120,663	$118,583
Apr-2018	$126,119	$129,079	$134,055
Apr-2019	$131,403	$134,600	$151,056
Apr-2020	$113,284	$105,118	$149,482
Apr-2021	$175,434	$181,521	$225,597
Apr-2022	$164,560	$174,799	$218,571
Apr-2023	$168,717	$165,530	$221,856
Apr-2024	$197,845	$190,750	$271,332
Apr-2025	$199,159	$194,752	$302,268
Apr-2026	$262,109	$277,616	$396,008

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Westwood Quality SMidCap Fund - Institutional Shares	31.61%	8.36%	10.12%
Russell 2500® Value Index	42.55%	8.87%	10.75%
Russell 3000® Index	31.01%	11.91%	14.75%

AssetsNet	$ 106,608,469
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 263,897
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$106,608,469 Number of Portfolio Holdings61 Advisory Fee (net of waivers)$263,897 Portfolio Turnover35%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.1%
Money Market Funds	2.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communications	1.6%
Money Market Funds	2.9%
Health Care	3.3%
Energy	4.5%
Consumer Staples	4.7%
Utilities	6.4%
Real Estate	6.9%
Technology	9.7%
Consumer Discretionary	11.4%
Materials	12.2%
Industrials	17.3%
Financials	19.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Cullen/Frost Bankers, Inc.	2.6%
SouthState Bank Corporation	2.5%
IDACORP, Inc.	2.5%
Sensient Technologies Corporation	2.3%
Marex Group plc	2.2%
Modine Manufacturing Company	2.1%
Glacier Bancorp, Inc.	2.1%
Lattice Semiconductor Corporation	2.0%
EastGroup Properties, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000229479
Shareholder Report [Line Items]
Fund Name	Westwood Quality SMidCap Fund
Class Name	Ultra Shares
Trading Symbol	WWSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Quality SMidCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smidcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-smidcap-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$37	0.68%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality SMidCap Fund underperformed its representative benchmark, the Russell 2500® Value Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

On a relative basis, the top-performing sectors were Financials and Industrials, with outperformance in each sector primarily driven by strong selection. The Technology and Communications sectors were the largest detractors from relative performance, with underperformance driven by selection and partially mitigated by the interaction between allocation and selection decisions.

Modine Manufacturing Company (MOD) was the top contributor to performance, gaining on data center demand, capacity expansion investments and a backlog with multi-year visibility. Shares of Permian Resources Corporation - Class A (PR) advanced after reporting record results, strong free cash flow generation and large-scale acquisitions.

Marex Group plc (MRX) rose after high client activity and trading volumes across asset classes driven by elevated market volatility translated into higher trading revenue.

Pegasystems, Inc. (PEGA) was the largest detractor from performance, falling due to ongoing Appian litigation and macro headwinds from the federal government shutdown and conflicts in Europe and the Middle East. Shares of Verra Mobility Corporation (VRRM) declined due to margin compression, declining free cash flow and rising capital intensity.

Kratos Defense & Security Solutions, Inc. (KTOS) retreated as the government shutdown caused delays in contract funding and execution that persisted into 2026.

Line Graph [Table Text Block]
Table Summary
	Westwood Quality SMidCap Fund - Ultra Shares	Russell 2500® Value Index	Russell 3000® Index
Jul-2020	$1,000,000	$1,000,000	$1,000,000
Apr-2021	$1,431,258	$1,573,894	$1,325,302
Apr-2022	$1,346,616	$1,515,618	$1,284,027
Apr-2023	$1,382,270	$1,435,244	$1,303,326
Apr-2024	$1,623,651	$1,653,919	$1,593,982
Apr-2025	$1,637,635	$1,688,615	$1,775,719
Apr-2026	$2,159,784	$2,407,103	$2,326,410

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (July 31, 2020)
Westwood Quality SMidCap Fund - Ultra Shares	31.88%	8.58%	14.33%
Russell 2500® Value Index	42.55%	8.87%	16.51%
Russell 3000® Index	31.01%	11.91%	15.82%

Performance Inception Date	Jul. 31, 2020
AssetsNet	$ 106,608,469
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 263,897
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$106,608,469 Number of Portfolio Holdings61 Advisory Fee (net of waivers)$263,897 Portfolio Turnover35%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.1%
Money Market Funds	2.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communications	1.6%
Money Market Funds	2.9%
Health Care	3.3%
Energy	4.5%
Consumer Staples	4.7%
Utilities	6.4%
Real Estate	6.9%
Technology	9.7%
Consumer Discretionary	11.4%
Materials	12.2%
Industrials	17.3%
Financials	19.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Cullen/Frost Bankers, Inc.	2.6%
SouthState Bank Corporation	2.5%
IDACORP, Inc.	2.5%
Sensient Technologies Corporation	2.3%
Marex Group plc	2.2%
Modine Manufacturing Company	2.1%
Glacier Bancorp, Inc.	2.1%
Lattice Semiconductor Corporation	2.0%
EastGroup Properties, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000229476
Shareholder Report [Line Items]
Fund Name	Westwood Quality SmallCap Fund
Class Name	Institutional Shares
Trading Symbol	WHGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-smallcap-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$49	0.92%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality SmallCap Fund underperformed its representative benchmark, the Russell 2000® Value Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence (AI)-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

On a relative basis, the top sectors were Financials and Industrials, with stock selection as the primary driver of outperformance for each sector. The Technology and Communications sectors were the worst relative performers for the period, with underperformance in each sector primarily driven by stock selection and mitigated by the interaction between selection and allocation decisions.

The top contributor to performance was Veeco Instruments, Inc. (VECO), which advanced due to rapid order growth and backlog expansion and accelerating AI-driven demand in photonics, packaging and optics. Shares of Everus Construction Group, Inc. (ECG) gained after record financial performance and a strategic acquisition of SE&M Constructors.

MYR Group, Inc. (MYRG) rose during the period due to significant margin expansion and massive demand tailwinds from grid modernization and data centers.

BlackLine, Inc. (BL) was the largest detractor from performance for the period, retreating due to margin compression, weak guidance and slowing revenue growth. Shares of Verra Mobility Corporation (VRRM) also fell due to margin compression, in addition to declining free cash flow and rising capital intensity.

Merit Medical Systems, Inc. (MMSI) rounded out the largest detractors, declining due to tariff-driven margin pressure and an earnings miss late in the period.

Line Graph [Table Text Block]
Table Summary
	Westwood Quality SmallCap Fund - Institutional Shares	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Apr-2016	$100,000	$100,000	$100,000	$100,000
Apr-2017	$129,710	$125,628	$127,182	$118,583
Apr-2018	$145,334	$140,123	$135,488	$134,055
Apr-2019	$148,983	$146,585	$138,455	$151,056
Apr-2020	$119,275	$122,560	$105,441	$149,482
Apr-2021	$196,727	$214,374	$188,700	$225,597
Apr-2022	$175,469	$178,210	$176,273	$218,571
Apr-2023	$180,271	$171,714	$162,194	$221,856
Apr-2024	$202,944	$194,587	$184,949	$271,332
Apr-2025	$193,829	$196,290	$183,684	$302,268
Apr-2026	$247,666	$283,467	$268,805	$396,008

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Westwood Quality SmallCap Fund - Institutional Shares	27.78%	4.71%	9.49%
Russell 2000® Index	44.41%	5.75%	10.98%
Russell 2000® Value Index	46.34%	7.33%	10.39%
Russell 3000® Index	31.01%	11.91%	14.75%

AssetsNet	$ 909,270,383
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 3,358,625
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$909,270,383 Number of Portfolio Holdings68 Advisory Fee (net of waivers)$3,358,625 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.6%
Money Market Funds	0.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.4%
Consumer Staples	3.7%
Utilities	4.2%
Health Care	4.7%
Energy	5.1%
Materials	8.6%
Technology	9.1%
Real Estate	9.2%
Consumer Discretionary	11.9%
Industrials	19.4%
Financials	23.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Veeco Instruments, Inc.	2.2%
Standex International Corporation	2.2%
Urban Edge Properties	2.1%
Sensient Technologies Corporation	2.1%
MYR Group, Inc.	2.1%
Knife River Corporation	2.1%
Hayward Holdings Inc.	2.1%
Nicolet Bankshares, Inc.	2.1%
Atmus Filtration Technologies, Inc.	2.1%
MDU Resources Group, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000229475
Shareholder Report [Line Items]
Fund Name	Westwood Quality SmallCap Fund
Class Name	A Class Shares
Trading Symbol	WHGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-smallcap-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$55	1.04%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality SmallCap Fund underperformed its representative benchmark, the Russell 2000® Value Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence (AI)-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

On a relative basis, the top sectors were Financials and Industrials, with stock selection as the primary driver of outperformance for each sector. The Technology and Communications sectors were the worst relative performers for the period, with underperformance in each sector primarily driven by stock selection and mitigated by the interaction between selection and allocation decisions.

The top contributor to performance was Veeco Instruments, Inc. (VECO), which advanced due to rapid order growth and backlog expansion and accelerating AI-driven demand in photonics, packaging and optics. Shares of Everus Construction Group, Inc. (ECG) gained after record financial performance and a strategic acquisition of SE&M Constructors.

MYR Group, Inc. (MYRG) rose during the period due to significant margin expansion and massive demand tailwinds from grid modernization and data centers.

BlackLine, Inc. (BL) was the largest detractor from performance for the period, retreating due to margin compression, weak guidance and slowing revenue growth. Shares of Verra Mobility Corporation (VRRM) also fell due to margin compression, in addition to declining free cash flow and rising capital intensity.

Merit Medical Systems, Inc. (MMSI) rounded out the largest detractors, declining due to tariff-driven margin pressure and an earnings miss late in the period.

Line Graph [Table Text Block]
Table Summary
	Westwood Quality SmallCap Fund - A Class Shares	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Sep-2019	$9,599	$10,000	$10,000	$10,000
Apr-2020	$8,115	$8,992	$8,349	$10,021
Apr-2021	$13,373	$15,728	$14,941	$15,123
Apr-2022	$11,913	$13,075	$13,957	$14,652
Apr-2023	$12,226	$12,598	$12,842	$14,873
Apr-2024	$13,748	$14,276	$14,644	$18,189
Apr-2025	$13,108	$14,401	$14,544	$20,263
Apr-2026	$16,733	$20,797	$21,283	$26,547

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (September 3, 2019)
Westwood Quality SmallCap Fund - A Class Shares
Without Load	27.65%	4.58%	8.71%
With LoadFootnote Reference*	22.53%	3.73%	8.04%
Russell 2000® Index	44.41%	5.75%	11.63%
Russell 2000® Value Index	46.34%	7.33%	12.01%
Russell 3000® Index	31.01%	11.91%	15.80%

Performance Inception Date	Sep. 03, 2019
AssetsNet	$ 909,270,383
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 3,358,625
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$909,270,383 Number of Portfolio Holdings68 Advisory Fee (net of waivers)$3,358,625 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.6%
Money Market Funds	0.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.4%
Consumer Staples	3.7%
Utilities	4.2%
Health Care	4.7%
Energy	5.1%
Materials	8.6%
Technology	9.1%
Real Estate	9.2%
Consumer Discretionary	11.9%
Industrials	19.4%
Financials	23.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Veeco Instruments, Inc.	2.2%
Standex International Corporation	2.2%
Urban Edge Properties	2.1%
Sensient Technologies Corporation	2.1%
MYR Group, Inc.	2.1%
Knife River Corporation	2.1%
Hayward Holdings Inc.	2.1%
Nicolet Bankshares, Inc.	2.1%
Atmus Filtration Technologies, Inc.	2.1%
MDU Resources Group, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/quality-smallcap-fund/
C000229478
Shareholder Report [Line Items]
Fund Name	Westwood Quality SmallCap Fund
Class Name	C Class Shares
Trading Symbol	WHGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-smallcap-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$95	1.79%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality SmallCap Fund underperformed its representative benchmark, the Russell 2000® Value Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence (AI)-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

On a relative basis, the top sectors were Financials and Industrials, with stock selection as the primary driver of outperformance for each sector. The Technology and Communications sectors were the worst relative performers for the period, with underperformance in each sector primarily driven by stock selection and mitigated by the interaction between selection and allocation decisions.

The top contributor to performance was Veeco Instruments, Inc. (VECO), which advanced due to rapid order growth and backlog expansion and accelerating AI-driven demand in photonics, packaging and optics. Shares of Everus Construction Group, Inc. (ECG) gained after record financial performance and a strategic acquisition of SE&M Constructors.

MYR Group, Inc. (MYRG) rose during the period due to significant margin expansion and massive demand tailwinds from grid modernization and data centers.

BlackLine, Inc. (BL) was the largest detractor from performance for the period, retreating due to margin compression, weak guidance and slowing revenue growth. Shares of Verra Mobility Corporation (VRRM) also fell due to margin compression, in addition to declining free cash flow and rising capital intensity.

Merit Medical Systems, Inc. (MMSI) rounded out the largest detractors, declining due to tariff-driven margin pressure and an earnings miss late in the period.

Line Graph [Table Text Block]
Table Summary
	Westwood Quality SmallCap Fund - C Class Shares	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Sep-2019	$10,000	$10,000	$10,000	$10,000
Apr-2020	$8,420	$8,992	$8,349	$10,021
Apr-2021	$13,773	$15,728	$14,941	$15,123
Apr-2022	$12,180	$13,075	$13,957	$14,652
Apr-2023	$12,405	$12,598	$12,842	$14,873
Apr-2024	$13,846	$14,276	$14,644	$18,189
Apr-2025	$13,106	$14,401	$14,544	$20,263
Apr-2026	$16,599	$20,797	$21,283	$26,547

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (September 3, 2019)
Westwood Quality SmallCap Fund - C Class Shares
Without CDSC	26.65%	3.80%	7.91%
With CDSC	25.65%	3.80%	7.91%
Russell 2000® Index	44.41%	5.75%	11.63%
Russell 2000® Value Index	46.34%	7.33%	12.01%
Russell 3000® Index	31.01%	11.91%	15.80%

Performance Inception Date	Sep. 03, 2019
AssetsNet	$ 909,270,383
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 3,358,625
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$909,270,383 Number of Portfolio Holdings68 Advisory Fee (net of waivers)$3,358,625 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.6%
Money Market Funds	0.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.4%
Consumer Staples	3.7%
Utilities	4.2%
Health Care	4.7%
Energy	5.1%
Materials	8.6%
Technology	9.1%
Real Estate	9.2%
Consumer Discretionary	11.9%
Industrials	19.4%
Financials	23.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Veeco Instruments, Inc.	2.2%
Standex International Corporation	2.2%
Urban Edge Properties	2.1%
Sensient Technologies Corporation	2.1%
MYR Group, Inc.	2.1%
Knife River Corporation	2.1%
Hayward Holdings Inc.	2.1%
Nicolet Bankshares, Inc.	2.1%
Atmus Filtration Technologies, Inc.	2.1%
MDU Resources Group, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000229477
Shareholder Report [Line Items]
Fund Name	Westwood Quality SmallCap Fund
Class Name	Ultra Shares
Trading Symbol	WWSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-smallcap-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality SmallCap Fund underperformed its representative benchmark, the Russell 2000® Value Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence (AI)-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

On a relative basis, the top sectors were Financials and Industrials, with stock selection as the primary driver of outperformance for each sector. The Technology and Communications sectors were the worst relative performers for the period, with underperformance in each sector primarily driven by stock selection and mitigated by the interaction between selection and allocation decisions.

The top contributor to performance was Veeco Instruments, Inc. (VECO), which advanced due to rapid order growth and backlog expansion and accelerating AI-driven demand in photonics, packaging and optics. Shares of Everus Construction Group, Inc. (ECG) gained after record financial performance and a strategic acquisition of SE&M Constructors.

MYR Group, Inc. (MYRG) rose during the period due to significant margin expansion and massive demand tailwinds from grid modernization and data centers.

BlackLine, Inc. (BL) was the largest detractor from performance for the period, retreating due to margin compression, weak guidance and slowing revenue growth. Shares of Verra Mobility Corporation (VRRM) also fell due to margin compression, in addition to declining free cash flow and rising capital intensity.

Merit Medical Systems, Inc. (MMSI) rounded out the largest detractors, declining due to tariff-driven margin pressure and an earnings miss late in the period.

Line Graph [Table Text Block]
Table Summary
	Westwood Quality SmallCap Fund - Ultra Shares	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Mar-2020	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Apr-2020	$1,126,280	$1,137,354	$1,123,356	$1,132,439
Apr-2021	$1,860,826	$1,989,379	$2,010,391	$1,709,066
Apr-2022	$1,661,728	$1,653,783	$1,877,988	$1,655,839
Apr-2023	$1,709,594	$1,593,498	$1,728,000	$1,680,725
Apr-2024	$1,927,694	$1,805,760	$1,970,423	$2,055,546
Apr-2025	$1,842,372	$1,821,559	$1,956,945	$2,289,909
Apr-2026	$2,358,145	$2,630,562	$2,863,816	$3,000,061

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (March 31, 2020)
Westwood Quality SmallCap Fund - Ultra Shares	28.00%	4.85%	15.15%
Russell 2000® Index	44.41%	5.75%	17.24%
Russell 2000® Value Index	46.34%	7.33%	18.89%
Russell 3000® Index	31.01%	11.91%	19.80%

Performance Inception Date	Mar. 31, 2020
AssetsNet	$ 909,270,383
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 3,358,625
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$909,270,383 Number of Portfolio Holdings68 Advisory Fee (net of waivers)$3,358,625 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.6%
Money Market Funds	0.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.4%
Consumer Staples	3.7%
Utilities	4.2%
Health Care	4.7%
Energy	5.1%
Materials	8.6%
Technology	9.1%
Real Estate	9.2%
Consumer Discretionary	11.9%
Industrials	19.4%
Financials	23.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Veeco Instruments, Inc.	2.2%
Standex International Corporation	2.2%
Urban Edge Properties	2.1%
Sensient Technologies Corporation	2.1%
MYR Group, Inc.	2.1%
Knife River Corporation	2.1%
Hayward Holdings Inc.	2.1%
Nicolet Bankshares, Inc.	2.1%
Atmus Filtration Technologies, Inc.	2.1%
MDU Resources Group, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000229473
Shareholder Report [Line Items]
Fund Name	Westwood Income Opportunity Fund
Class Name	Institutional Shares
Trading Symbol	WHGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/income-opportunity-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Income Opportunity Fund outperformed its representative benchmark. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience. In the fixed income market, returns were dominated by changing expectations for gradual monetary easing rather than aggressive rate cuts. Cooling headline inflation helped bond prices, but sticky core inflation limited gains and kept real yields elevated, reinforcing a “higher for longer” bond environment. Spikes in oil prices complicated inflation expectations, reducing the durability of safe-haven rallies in U.S. Treasuries and core sovereign bonds.

Within the equity sleeve, stock selection was the largest contributor to relative outperformance, followed by strong allocation. Off-benchmark allocations to ADRs, MLPs and REITs all contributed positively to relative performance for the period, with the allocation to convertibles modestly detracting from performance.

Within the fixed income sleeve, the portfolio benefited from both its relative underweight allocation to the asset class overall and positioning within the sleeve itself, with corporate bond spread exposure contributing positively to relative performance during the trailing period. Selection within the asset class mitigated a portion of the fixed income sleeve’s outperformance, with the allocation to Treasuries serving as the largest detractor from relative performance due to a combination of selection, changes in spreads and shifts in the yield curve during the period.

Line Graph [Table Text Block]
Table Summary
	Westwood Income Opportunity Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Apr-2016	$100,000	$100,000	$100,000	$100,000	$100,000
Apr-2017	$108,536	$100,829	$118,583	$117,918	$107,434
Apr-2018	$112,621	$100,507	$134,055	$133,562	$112,827
Apr-2019	$120,354	$105,824	$151,056	$151,585	$122,802
Apr-2020	$122,443	$117,297	$149,482	$152,893	$131,904
Apr-2021	$152,123	$116,984	$225,597	$223,196	$153,733
Apr-2022	$140,442	$107,026	$218,571	$223,672	$146,185
Apr-2023	$139,858	$106,569	$221,856	$229,631	$147,790
Apr-2024	$148,896	$105,004	$271,332	$281,669	$159,221
Apr-2025	$159,562	$113,426	$302,268	$315,741	$174,761
Apr-2026	$187,970	$118,027	$396,008	$413,787	$199,885

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Westwood Income Opportunity Fund - Institutional Shares	17.80%	4.32%	6.51%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Russell 3000® Index	31.01%	11.91%	14.75%
S&P 500® Index	31.05%	13.14%	15.26%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	14.38%	5.39%	7.17%

AssetsNet	$ 599,012,095
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 1,827,165
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$599,012,095 Number of Portfolio Holdings156 Advisory Fee (net of waivers)$1,827,165 Portfolio Turnover24%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	2.3%
Common Stocks	44.2%
Convertible Bonds	4.6%
Corporate Bonds	27.8%
Exchange-Traded Funds	4.8%
Foreign Governments	0.7%
Preferred Stocks	1.9%
U.S. Government & Agencies	13.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Foreign Governments	0.7%
Consumer Discretionary	2.0%
Collateralized Mortgage Obligations	2.2%
Materials	2.2%
Consumer Staples	3.2%
Utilities	4.5%
Exchange-Traded Funds	4.7%
Real Estate	4.8%
Health Care	5.1%
Communications	5.1%
Industrials	7.9%
Energy	8.9%
Technology	13.2%
U.S. Government & Agencies	13.5%
Financials	20.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Class A	2.5%
NVIDIA Corporation	2.0%
Westwood Enhanced Income Opportunity ETF	1.8%
Gilead Sciences, Inc.	1.8%
Microsoft Corporation	1.5%
Wells Fargo & Company	1.3%
Barrick Mining Corporation	1.3%
Johnson & Johnson	1.2%
JPMorgan Nasdaq Equity Premium Income ETF	1.2%
JPMorgan Chase & Company	1.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000229474
Shareholder Report [Line Items]
Fund Name	Westwood Income Opportunity Fund
Class Name	A Class Shares
Trading Symbol	WWIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/income-opportunity-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Income Opportunity Fund outperformed its representative benchmark. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience. In the fixed income market, returns were dominated by changing expectations for gradual monetary easing rather than aggressive rate cuts. Cooling headline inflation helped bond prices, but sticky core inflation limited gains and kept real yields elevated, reinforcing a “higher for longer” bond environment. Spikes in oil prices complicated inflation expectations, reducing the durability of safe-haven rallies in U.S. Treasuries and core sovereign bonds.

Within the equity sleeve, stock selection was the largest contributor to relative outperformance, followed by strong allocation. Off-benchmark allocations to ADRs, MLPs and REITs all contributed positively to relative performance for the period, with the allocation to convertibles modestly detracting from performance.

Within the fixed income sleeve, the portfolio benefited from both its relative underweight allocation to the asset class overall and positioning within the sleeve itself, with corporate bond spread exposure contributing positively to relative performance during the trailing period. Selection within the asset class mitigated a portion of the fixed income sleeve’s outperformance, with the allocation to Treasuries serving as the largest detractor from relative performance due to a combination of selection, changes in spreads and shifts in the yield curve during the period.

Line Graph [Table Text Block]
Table Summary
	Westwood Income Opportunity Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Apr-2016	$9,697	$10,000	$10,000	$10,000	$10,000
Apr-2017	$10,499	$10,083	$11,858	$11,792	$10,743
Apr-2018	$10,866	$10,051	$13,406	$13,356	$11,283
Apr-2019	$11,583	$10,582	$15,106	$15,158	$12,280
Apr-2020	$11,744	$11,730	$14,948	$15,289	$13,190
Apr-2021	$14,560	$11,698	$22,560	$22,320	$15,373
Apr-2022	$13,407	$10,703	$21,857	$22,367	$14,618
Apr-2023	$13,320	$10,657	$22,186	$22,963	$14,779
Apr-2024	$14,168	$10,500	$27,133	$28,167	$15,922
Apr-2025	$15,163	$11,343	$30,227	$31,574	$17,476
Apr-2026	$17,817	$11,803	$39,601	$41,379	$19,989

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Westwood Income Opportunity Fund - A Class Shares
Without Load	17.51%	4.12%	6.27%
With Load*	13.99%	3.49%	5.95%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Russell 3000® Index	31.01%	11.91%	14.75%
S&P 500® Index	31.05%	13.14%	15.26%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	14.38%	5.39%	7.17%

AssetsNet	$ 599,012,095
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 1,827,165
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$599,012,095 Number of Portfolio Holdings156 Advisory Fee (net of waivers)$1,827,165 Portfolio Turnover24%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	2.3%
Common Stocks	44.2%
Convertible Bonds	4.6%
Corporate Bonds	27.8%
Exchange-Traded Funds	4.8%
Foreign Governments	0.7%
Preferred Stocks	1.9%
U.S. Government & Agencies	13.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Foreign Governments	0.7%
Consumer Discretionary	2.0%
Collateralized Mortgage Obligations	2.2%
Materials	2.2%
Consumer Staples	3.2%
Utilities	4.5%
Exchange-Traded Funds	4.7%
Real Estate	4.8%
Health Care	5.1%
Communications	5.1%
Industrials	7.9%
Energy	8.9%
Technology	13.2%
U.S. Government & Agencies	13.5%
Financials	20.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Class A	2.5%
NVIDIA Corporation	2.0%
Westwood Enhanced Income Opportunity ETF	1.8%
Gilead Sciences, Inc.	1.8%
Microsoft Corporation	1.5%
Wells Fargo & Company	1.3%
Barrick Mining Corporation	1.3%
Johnson & Johnson	1.2%
JPMorgan Nasdaq Equity Premium Income ETF	1.2%
JPMorgan Chase & Company	1.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/income-opportunity-fund/
C000229472
Shareholder Report [Line Items]
Fund Name	Westwood Income Opportunity Fund
Class Name	C Class Shares
Trading Symbol	WWICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/income-opportunity-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$88	1.73%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Income Opportunity Fund outperformed its representative benchmark. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience. In the fixed income market, returns were dominated by changing expectations for gradual monetary easing rather than aggressive rate cuts. Cooling headline inflation helped bond prices, but sticky core inflation limited gains and kept real yields elevated, reinforcing a “higher for longer” bond environment. Spikes in oil prices complicated inflation expectations, reducing the durability of safe-haven rallies in U.S. Treasuries and core sovereign bonds.

Within the equity sleeve, stock selection was the largest contributor to relative outperformance, followed by strong allocation. Off-benchmark allocations to ADRs, MLPs and REITs all contributed positively to relative performance for the period, with the allocation to convertibles modestly detracting from performance.

Within the fixed income sleeve, the portfolio benefited from both its relative underweight allocation to the asset class overall and positioning within the sleeve itself, with corporate bond spread exposure contributing positively to relative performance during the trailing period. Selection within the asset class mitigated a portion of the fixed income sleeve’s outperformance, with the allocation to Treasuries serving as the largest detractor from relative performance due to a combination of selection, changes in spreads and shifts in the yield curve during the period.

Line Graph [Table Text Block]
Table Summary
	Westwood Income Opportunity Fund - C Class Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Sep-2019	$10,000	$10,000	$10,000	$10,000	$10,000
Apr-2020	$9,812	$10,442	$10,021	$10,148	$10,374
Apr-2021	$12,067	$10,414	$15,123	$14,814	$12,091
Apr-2022	$11,033	$9,528	$14,652	$14,846	$11,498
Apr-2023	$10,878	$9,487	$14,873	$15,241	$11,624
Apr-2024	$11,477	$9,348	$18,189	$18,695	$12,523
Apr-2025	$12,196	$10,097	$20,263	$20,957	$13,745
Apr-2026	$14,217	$10,507	$26,547	$27,464	$15,721

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (September 3, 2019)
Westwood Income Opportunity Fund - C Class Shares
Without CDSC	16.57%	3.33%	5.43%
With CDSC	15.57%	3.33%	5.43%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	0.75%
Russell 3000® Index	31.01%	11.91%	15.80%
S&P 500® Index	31.05%	13.14%	16.39%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	14.38%	5.39%	7.00%

Performance Inception Date	Sep. 03, 2019
AssetsNet	$ 599,012,095
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 1,827,165
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$599,012,095 Number of Portfolio Holdings156 Advisory Fee (net of waivers)$1,827,165 Portfolio Turnover24%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	2.3%
Common Stocks	44.2%
Convertible Bonds	4.6%
Corporate Bonds	27.8%
Exchange-Traded Funds	4.8%
Foreign Governments	0.7%
Preferred Stocks	1.9%
U.S. Government & Agencies	13.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Foreign Governments	0.7%
Consumer Discretionary	2.0%
Collateralized Mortgage Obligations	2.2%
Materials	2.2%
Consumer Staples	3.2%
Utilities	4.5%
Exchange-Traded Funds	4.7%
Real Estate	4.8%
Health Care	5.1%
Communications	5.1%
Industrials	7.9%
Energy	8.9%
Technology	13.2%
U.S. Government & Agencies	13.5%
Financials	20.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Class A	2.5%
NVIDIA Corporation	2.0%
Westwood Enhanced Income Opportunity ETF	1.8%
Gilead Sciences, Inc.	1.8%
Microsoft Corporation	1.5%
Wells Fargo & Company	1.3%
Barrick Mining Corporation	1.3%
Johnson & Johnson	1.2%
JPMorgan Nasdaq Equity Premium Income ETF	1.2%
JPMorgan Chase & Company	1.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000240107
Shareholder Report [Line Items]
Fund Name	Westwood Income Opportunity Fund
Class Name	Ultra Shares
Trading Symbol	WHGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/income-opportunity-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Income Opportunity Fund outperformed its representative benchmark. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience. In the fixed income market, returns were dominated by changing expectations for gradual monetary easing rather than aggressive rate cuts. Cooling headline inflation helped bond prices, but sticky core inflation limited gains and kept real yields elevated, reinforcing a “higher for longer” bond environment. Spikes in oil prices complicated inflation expectations, reducing the durability of safe-haven rallies in U.S. Treasuries and core sovereign bonds.

Within the equity sleeve, stock selection was the largest contributor to relative outperformance, followed by strong allocation. Off-benchmark allocations to ADRs, MLPs and REITs all contributed positively to relative performance for the period, with the allocation to convertibles modestly detracting from performance.

Within the fixed income sleeve, the portfolio benefited from both its relative underweight allocation to the asset class overall and positioning within the sleeve itself, with corporate bond spread exposure contributing positively to relative performance during the trailing period. Selection within the asset class mitigated a portion of the fixed income sleeve’s outperformance, with the allocation to Treasuries serving as the largest detractor from relative performance due to a combination of selection, changes in spreads and shifts in the yield curve during the period.

Line Graph [Table Text Block]
Table Summary
	Westwood Income Opportunity Fund - Ultra Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Nov-2022	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Apr-2023	$1,016,087	$1,031,190	$1,019,796	$1,028,849	$1,030,766
Apr-2024	$1,083,408	$1,016,049	$1,247,221	$1,262,003	$1,110,498
Apr-2025	$1,162,350	$1,097,541	$1,389,423	$1,414,657	$1,218,878
Apr-2026	$1,369,408	$1,142,064	$1,820,315	$1,853,948	$1,394,111

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception (November 30, 2022)
Westwood Income Opportunity Fund - Ultra Shares	17.81%	9.65%
Bloomberg U.S. Aggregate Bond Index	4.06%	3.97%
Russell 3000® Index	31.01%	19.18%
S&P 500® Index	31.05%	19.82%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	14.38%	10.74%

Performance Inception Date	Nov. 30, 2022
AssetsNet	$ 599,012,095
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 1,827,165
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$599,012,095 Number of Portfolio Holdings156 Advisory Fee (net of waivers)$1,827,165 Portfolio Turnover24%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	2.3%
Common Stocks	44.2%
Convertible Bonds	4.6%
Corporate Bonds	27.8%
Exchange-Traded Funds	4.8%
Foreign Governments	0.7%
Preferred Stocks	1.9%
U.S. Government & Agencies	13.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Foreign Governments	0.7%
Consumer Discretionary	2.0%
Collateralized Mortgage Obligations	2.2%
Materials	2.2%
Consumer Staples	3.2%
Utilities	4.5%
Exchange-Traded Funds	4.7%
Real Estate	4.8%
Health Care	5.1%
Communications	5.1%
Industrials	7.9%
Energy	8.9%
Technology	13.2%
U.S. Government & Agencies	13.5%
Financials	20.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Class A	2.5%
NVIDIA Corporation	2.0%
Westwood Enhanced Income Opportunity ETF	1.8%
Gilead Sciences, Inc.	1.8%
Microsoft Corporation	1.5%
Wells Fargo & Company	1.3%
Barrick Mining Corporation	1.3%
Johnson & Johnson	1.2%
JPMorgan Nasdaq Equity Premium Income ETF	1.2%
JPMorgan Chase & Company	1.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000229469
Shareholder Report [Line Items]
Fund Name	Westwood Multi-Asset Income Fund
Class Name	Institutional Shares
Trading Symbol	WHGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Multi-Asset Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/multi-asset-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/multi-asset-income-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Multi-Asset Income Fund outperformed its representative benchmark. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience. In the fixed income market, returns were dominated by changing expectations for gradual monetary easing rather than aggressive rate cuts. Cooling headline inflation helped bond prices, but sticky core inflation limited gains and kept real yields elevated, reinforcing a “higher for longer” bond environment. Spikes in oil prices complicated inflation expectations, reducing the durability of safe-haven rallies in U.S. Treasuries and core sovereign bonds.

Within the equity sleeve, stock selection in common equity was the largest contributor to relative outperformance, followed by allocation to off-benchmark ADRs, REITs and MLPs. The Fund’s allocation to convertible securities mitigated a portion of the outperformance within the sleeve.

The fixed income sleeve also contributed to the Fund’s relative outperformance, primarily driven by strong allocation within the asset class, aided by the effect of shifts in the yield curve on corporate bonds during the trailing period. The largest detractor from performance within the asset class was the effect that changes in spreads had on corporate bonds during the period, with high-yield corporate bonds serving as the largest detractor from relative performance.

Line Graph [Table Text Block]
Table Summary
	Westwood Multi-Asset Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood -80%Bloom US Agg/20%S&P500TR
Apr-2016	$100,000	$100,000	$100,000	$100,000	$100,000
Apr-2017	$107,186	$100,829	$118,583	$117,918	$104,093
Apr-2018	$110,056	$100,507	$134,055	$133,562	$106,524
Apr-2019	$115,638	$105,824	$151,056	$151,585	$114,094
Apr-2020	$114,059	$117,297	$149,482	$152,893	$124,619
Apr-2021	$143,572	$116,984	$225,597	$223,196	$134,436
Apr-2022	$135,940	$107,026	$218,571	$223,672	$125,437
Apr-2023	$136,277	$106,569	$221,856	$229,631	$125,916
Apr-2024	$146,728	$105,004	$271,332	$281,669	$129,770
Apr-2025	$158,648	$113,426	$302,268	$315,741	$141,329
Apr-2026	$180,717	$118,027	$396,008	$413,787	$154,244

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Westwood Multi-Asset Income Fund - Institutional Shares	13.91%	4.71%	6.10%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Russell 3000® Index	31.01%	11.91%	14.75%
S&P 500® Index	31.05%	13.14%	15.26%
Westwood -80%Bloom US Agg/20%S&P500TR	9.14%	2.79%	4.43%

AssetsNet	$ 109,828,121
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 239,986
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$109,828,121 Number of Portfolio Holdings154 Advisory Fee (net of waivers)$239,986 Portfolio Turnover17%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	2.1%
Common Stocks	21.4%
Convertible Bonds	3.0%
Corporate Bonds	60.5%
Exchange-Traded Funds	3.6%
Foreign Governments	1.4%
Money Market Funds	1.1%
Preferred Stocks	2.2%
U.S. Government & Agencies	4.7%
Warrant	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.6%
Utilities	0.9%
Money Market Funds	1.1%
Foreign Governments	1.4%
Collateralized Mortgage Obligations	2.0%
Consumer Staples	2.4%
Materials	2.8%
Exchange-Traded Funds	3.5%
U.S. Government & Agencies	4.6%
Health Care	4.7%
Consumer Discretionary	8.3%
Technology	8.5%
Real Estate	8.7%
Industrials	9.9%
Energy	10.8%
Communications	11.9%
Financials	16.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
CME Ultra Long-Term U.S. Treasury Bond Future	6.6%
10-Year U.S. Treasury Note Future	3.8%
CME Euro Foreign Exchange Currency Future	2.0%
U.S. Treasury Bill, 3.656%, due 05/21/26	1.8%
Westwood Enhanced Income Opportunity ETF	1.8%
Alphabet, Inc.	1.6%
Northern Oil and Gas, Inc., 7.875%, due 10/15/33	1.3%
NVIDIA Corporation	1.2%
Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation, 10.000%, due 11/15/29	1.1%
Ford Motor Credit Company, LLC, 7.450%, due 07/16/31	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000229470
Shareholder Report [Line Items]
Fund Name	Westwood Multi-Asset Income Fund
Class Name	A Class Shares
Trading Symbol	WSDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Multi-Asset Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/multi-asset-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/multi-asset-income-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Multi-Asset Income Fund outperformed its representative benchmark. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience. In the fixed income market, returns were dominated by changing expectations for gradual monetary easing rather than aggressive rate cuts. Cooling headline inflation helped bond prices, but sticky core inflation limited gains and kept real yields elevated, reinforcing a “higher for longer” bond environment. Spikes in oil prices complicated inflation expectations, reducing the durability of safe-haven rallies in U.S. Treasuries and core sovereign bonds.

Within the equity sleeve, stock selection in common equity was the largest contributor to relative outperformance, followed by allocation to off-benchmark ADRs, REITs and MLPs. The Fund’s allocation to convertible securities mitigated a portion of the outperformance within the sleeve.

The fixed income sleeve also contributed to the Fund’s relative outperformance, primarily driven by strong allocation within the asset class, aided by the effect of shifts in the yield curve on corporate bonds during the trailing period. The largest detractor from performance within the asset class was the effect that changes in spreads had on corporate bonds during the period, with high-yield corporate bonds serving as the largest detractor from relative performance.

Line Graph [Table Text Block]
Table Summary
	Westwood Multi-Asset Income Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood -80%Bloom US Agg/20%S&P500TR
Apr-2016	$9,704	$10,000	$10,000	$10,000	$10,000
Apr-2017	$10,375	$10,083	$11,858	$11,792	$10,409
Apr-2018	$10,633	$10,051	$13,406	$13,356	$10,652
Apr-2019	$11,162	$10,582	$15,106	$15,158	$11,409
Apr-2020	$10,995	$11,730	$14,948	$15,289	$12,462
Apr-2021	$13,806	$11,698	$22,560	$22,320	$13,444
Apr-2022	$13,032	$10,703	$21,857	$22,367	$12,544
Apr-2023	$13,035	$10,657	$22,186	$22,963	$12,592
Apr-2024	$13,997	$10,500	$27,133	$28,167	$12,977
Apr-2025	$15,102	$11,343	$30,227	$31,574	$14,133
Apr-2026	$17,168	$11,803	$39,601	$41,379	$15,424

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Westwood Multi-Asset Income Fund - A Class Shares	13.68%	4.46%	5.87%
With LoadFootnote Reference*	10.25%	3.82%	5.55%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Russell 3000® Index	31.01%	11.91%	14.75%
S&P 500® Index	31.05%	13.14%	15.26%
Westwood -80%Bloom US Agg/20%S&P500TR	9.14%	2.79%	4.43%

AssetsNet	$ 109,828,121
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 239,986
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$109,828,121 Number of Portfolio Holdings154 Advisory Fee (net of waivers)$239,986 Portfolio Turnover17%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateralized Mortgage Obligations	2.1%
Common Stocks	21.4%
Convertible Bonds	3.0%
Corporate Bonds	60.5%
Exchange-Traded Funds	3.6%
Foreign Governments	1.4%
Money Market Funds	1.1%
Preferred Stocks	2.2%
U.S. Government & Agencies	4.7%
Warrant	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.6%
Utilities	0.9%
Money Market Funds	1.1%
Foreign Governments	1.4%
Collateralized Mortgage Obligations	2.0%
Consumer Staples	2.4%
Materials	2.8%
Exchange-Traded Funds	3.5%
U.S. Government & Agencies	4.6%
Health Care	4.7%
Consumer Discretionary	8.3%
Technology	8.5%
Real Estate	8.7%
Industrials	9.9%
Energy	10.8%
Communications	11.9%
Financials	16.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
CME Ultra Long-Term U.S. Treasury Bond Future	6.6%
10-Year U.S. Treasury Note Future	3.8%
CME Euro Foreign Exchange Currency Future	2.0%
U.S. Treasury Bill, 3.656%, due 05/21/26	1.8%
Westwood Enhanced Income Opportunity ETF	1.8%
Alphabet, Inc.	1.6%
Northern Oil and Gas, Inc., 7.875%, due 10/15/33	1.3%
NVIDIA Corporation	1.2%
Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation, 10.000%, due 11/15/29	1.1%
Ford Motor Credit Company, LLC, 7.450%, due 07/16/31	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/multi-asset-income-fund/
C000229466
Shareholder Report [Line Items]
Fund Name	Westwood Alternative Income Fund
Class Name	Institutional Shares
Trading Symbol	WMNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Alternative Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/alternative-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/alternative-income-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Alternative Income Fund outperformed its representative benchmark. The U.S. convertible bond market was supported by a constructive though more volatile equity environment, declining interest rate uncertainty and improving technicals, as the Federal Reserve shifted from late-2025 easing to holding rates steady through the end of the period. Equity markets entered 2026 at elevated valuation levels following strong 2025 gains, but experienced increased dispersion and drawdowns in the first quarter amid geopolitical tensions and sector-specific rotation, reinforcing the appeal of the convertible securities asymmetric return profile.

Issuance activity in the convertible market remained robust, driven by refinancing needs, artificial intelligence-infrastructure related investment and issuers’ continued preference for flexible capital structures in an environment of still-elevated absolute yields. Credit conditions remained generally stable, with investment-grade and high-yield spreads holding near historically tight levels despite intermittent volatility, sustaining demand for higher-quality convertible issuers and limiting compensation in lower-quality credit segments. Against this backdrop, convertible securities generated attractive risk-adjusted returns, benefiting from equity participation during rallies while demonstrating resilience during periods of market stress and consolidation.

The Fund’s outperformance was driven primarily by strong results from the convertible arbitrage sleeve. Performance also benefited from a net long equity exposure, rising convertible valuations and favorable credit spread positioning.

Within the yield bucket, the Fund allowed bonds to roll off without replacement, as compressed credit spreads did not present attractive risk-reward opportunities relative to other allocations.

Line Graph [Table Text Block]
Table Summary
	Westwood Alternative Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month Treasury Bill Index
Apr-2016	$100,000	$100,000	$100,000
Apr-2017	$106,059	$100,829	$100,320
Apr-2018	$105,578	$100,507	$101,439
Apr-2019	$108,755	$105,824	$103,618
Apr-2020	$113,120	$117,297	$105,455
Apr-2021	$125,048	$116,984	$105,538
Apr-2022	$124,134	$107,026	$105,596
Apr-2023	$127,723	$106,569	$108,732
Apr-2024	$134,589	$105,004	$114,662
Apr-2025	$145,319	$113,426	$120,386
Apr-2026	$156,797	$118,027	$125,358

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Westwood Alternative Income Fund - Institutional Shares	7.90%	4.63%	4.60%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
FTSE 1-Month Treasury Bill Index	4.13%	3.50%	2.29%

AssetsNet	$ 158,834,530
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 151,089
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$158,834,530 Number of Portfolio Holdings132 Advisory Fee (net of waivers)$151,089 Portfolio Turnover27%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	0.2%
Convertible Bonds	88.9%
Corporate Bonds	5.9%
Money Market Funds	4.4%
Preferred Stocks	0.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.7%
Utilities	2.3%
Consumer Staples	2.8%
Financials	3.0%
Materials	3.4%
Real Estate	3.6%
Money Market Funds	4.5%
Communications	5.2%
Energy	5.9%
Consumer Discretionary	10.0%
Health Care	12.3%
Industrials	20.1%
Technology	31.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Advanced Energy Industries, Inc., 2.500%, due 09/15/28	4.0%
5-Year U.S. Treasury Note Future	3.9%
Seagate HDD Cayman, 3.500%, due 06/1/28	3.6%
DigitalOcean Holdings, Inc., 0.000%, due 08/15/30	3.2%
MKS Instruments, Inc., 1.250%, due 06/1/30	2.7%
ON Semiconductor Corporation, 0.500%, due 03/1/29	2.7%
OSI Systems, Inc., 2.250%, due 08/1/29	2.6%
Microchip Technology, Inc., 0.000%, due 02/15/30	2.5%
Akamai Technologies, Inc., 0.250%, due 05/15/33	2.5%
Solaris Energy Infrastructure, Inc., 0.250%, due 10/1/31	2.4%

Material Fund Change [Text Block]

Material Fund Changes

Effective February 28, 2026, the 1.00% redemption fee applied to redemptions of Fund shares that had been held for 30 days or less has been eliminated.
C000229467
Shareholder Report [Line Items]
Fund Name	Westwood Alternative Income Fund
Class Name	A Class Shares
Trading Symbol	WMNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Alternative Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/alternative-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/alternative-income-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$56	1.11%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Alternative Income Fund outperformed its representative benchmark. The U.S. convertible bond market was supported by a constructive though more volatile equity environment, declining interest rate uncertainty and improving technicals, as the Federal Reserve shifted from late-2025 easing to holding rates steady through the end of the period. Equity markets entered 2026 at elevated valuation levels following strong 2025 gains, but experienced increased dispersion and drawdowns in the first quarter amid geopolitical tensions and sector-specific rotation, reinforcing the appeal of the convertible securities asymmetric return profile.

Issuance activity in the convertible market remained robust, driven by refinancing needs, artificial intelligence-infrastructure related investment and issuers’ continued preference for flexible capital structures in an environment of still-elevated absolute yields. Credit conditions remained generally stable, with investment-grade and high-yield spreads holding near historically tight levels despite intermittent volatility, sustaining demand for higher-quality convertible issuers and limiting compensation in lower-quality credit segments. Against this backdrop, convertible securities generated attractive risk-adjusted returns, benefiting from equity participation during rallies while demonstrating resilience during periods of market stress and consolidation.

The Fund’s outperformance was driven primarily by strong results from the convertible arbitrage sleeve. Performance also benefited from a net long equity exposure, rising convertible valuations and favorable credit spread positioning.

Within the yield bucket, the Fund allowed bonds to roll off without replacement, as compressed credit spreads did not present attractive risk-reward opportunities relative to other allocations.

Line Graph [Table Text Block]
Table Summary
	Westwood Alternative Income Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month Treasury Bill Index
Mar-2020	$9,702	$10,000	$10,000
Apr-2020	$9,871	$10,178	$10,000
Apr-2021	$10,888	$10,151	$10,008
Apr-2022	$10,797	$9,287	$10,014
Apr-2023	$11,092	$9,247	$10,311
Apr-2024	$11,679	$9,111	$10,873
Apr-2025	$12,591	$9,842	$11,416
Apr-2026	$13,570	$10,241	$11,888

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (March 31, 2020)
Westwood Alternative Income Fund - A Class Shares
Without Load	7.77%	4.50%	5.67%
With LoadFootnote Reference*	4.58%	3.86%	5.15%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	0.39%
FTSE 1-Month Treasury Bill Index	4.13%	3.50%	2.88%

Performance Inception Date	Mar. 31, 2020
AssetsNet	$ 158,834,530
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 151,089
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$158,834,530 Number of Portfolio Holdings132 Advisory Fee (net of waivers)$151,089 Portfolio Turnover27%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	0.2%
Convertible Bonds	88.9%
Corporate Bonds	5.9%
Money Market Funds	4.4%
Preferred Stocks	0.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.7%
Utilities	2.3%
Consumer Staples	2.8%
Financials	3.0%
Materials	3.4%
Real Estate	3.6%
Money Market Funds	4.5%
Communications	5.2%
Energy	5.9%
Consumer Discretionary	10.0%
Health Care	12.3%
Industrials	20.1%
Technology	31.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Advanced Energy Industries, Inc., 2.500%, due 09/15/28	4.0%
5-Year U.S. Treasury Note Future	3.9%
Seagate HDD Cayman, 3.500%, due 06/1/28	3.6%
DigitalOcean Holdings, Inc., 0.000%, due 08/15/30	3.2%
MKS Instruments, Inc., 1.250%, due 06/1/30	2.7%
ON Semiconductor Corporation, 0.500%, due 03/1/29	2.7%
OSI Systems, Inc., 2.250%, due 08/1/29	2.6%
Microchip Technology, Inc., 0.000%, due 02/15/30	2.5%
Akamai Technologies, Inc., 0.250%, due 05/15/33	2.5%
Solaris Energy Infrastructure, Inc., 0.250%, due 10/1/31	2.4%

Material Fund Change [Text Block]

Material Fund Changes

Effective February 28, 2026, the 1.00% redemption fee applied to redemptions of Fund shares that had been held for 30 days or less has been eliminated.
Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/alternative-income-fund/
C000229465
Shareholder Report [Line Items]
Fund Name	Westwood Alternative Income Fund
Class Name	Ultra Shares
Trading Symbol	WMNUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Alternative Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/alternative-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/alternative-income-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Alternative Income Fund outperformed its representative benchmark. The U.S. convertible bond market was supported by a constructive though more volatile equity environment, declining interest rate uncertainty and improving technicals, as the Federal Reserve shifted from late-2025 easing to holding rates steady through the end of the period. Equity markets entered 2026 at elevated valuation levels following strong 2025 gains, but experienced increased dispersion and drawdowns in the first quarter amid geopolitical tensions and sector-specific rotation, reinforcing the appeal of the convertible securities asymmetric return profile.

Issuance activity in the convertible market remained robust, driven by refinancing needs, artificial intelligence-infrastructure related investment and issuers’ continued preference for flexible capital structures in an environment of still-elevated absolute yields. Credit conditions remained generally stable, with investment-grade and high-yield spreads holding near historically tight levels despite intermittent volatility, sustaining demand for higher-quality convertible issuers and limiting compensation in lower-quality credit segments. Against this backdrop, convertible securities generated attractive risk-adjusted returns, benefiting from equity participation during rallies while demonstrating resilience during periods of market stress and consolidation.

The Fund’s outperformance was driven primarily by strong results from the convertible arbitrage sleeve. Performance also benefited from a net long equity exposure, rising convertible valuations and favorable credit spread positioning.

Within the yield bucket, the Fund allowed bonds to roll off without replacement, as compressed credit spreads did not present attractive risk-reward opportunities relative to other allocations.

Line Graph [Table Text Block]
Table Summary
	Westwood Alternative Income Fund - Ultra Shares	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month Treasury Bill Index
Apr-2016	$1,000,000	$1,000,000	$1,000,000
Apr-2017	$1,061,916	$1,008,286	$1,003,196
Apr-2018	$1,058,475	$1,005,067	$1,014,392
Apr-2019	$1,092,174	$1,058,241	$1,036,181
Apr-2020	$1,135,938	$1,172,975	$1,054,554
Apr-2021	$1,256,420	$1,169,841	$1,055,376
Apr-2022	$1,248,431	$1,070,262	$1,055,960
Apr-2023	$1,285,804	$1,065,688	$1,087,319
Apr-2024	$1,356,643	$1,050,040	$1,146,622
Apr-2025	$1,466,963	$1,134,258	$1,203,861
Apr-2026	$1,583,587	$1,180,271	$1,253,575

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Westwood Alternative Income Fund - Ultra Shares	7.95%	4.74%	4.70%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
FTSE 1-Month Treasury Bill Index	4.13%	3.50%	2.29%

AssetsNet	$ 158,834,530
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 151,089
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$158,834,530 Number of Portfolio Holdings132 Advisory Fee (net of waivers)$151,089 Portfolio Turnover27%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	0.2%
Convertible Bonds	88.9%
Corporate Bonds	5.9%
Money Market Funds	4.4%
Preferred Stocks	0.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.7%
Utilities	2.3%
Consumer Staples	2.8%
Financials	3.0%
Materials	3.4%
Real Estate	3.6%
Money Market Funds	4.5%
Communications	5.2%
Energy	5.9%
Consumer Discretionary	10.0%
Health Care	12.3%
Industrials	20.1%
Technology	31.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Advanced Energy Industries, Inc., 2.500%, due 09/15/28	4.0%
5-Year U.S. Treasury Note Future	3.9%
Seagate HDD Cayman, 3.500%, due 06/1/28	3.6%
DigitalOcean Holdings, Inc., 0.000%, due 08/15/30	3.2%
MKS Instruments, Inc., 1.250%, due 06/1/30	2.7%
ON Semiconductor Corporation, 0.500%, due 03/1/29	2.7%
OSI Systems, Inc., 2.250%, due 08/1/29	2.6%
Microchip Technology, Inc., 0.000%, due 02/15/30	2.5%
Akamai Technologies, Inc., 0.250%, due 05/15/33	2.5%
Solaris Energy Infrastructure, Inc., 0.250%, due 10/1/31	2.4%

Material Fund Change [Text Block]

Material Fund Changes

Effective February 28, 2026, the 1.00% redemption fee applied to redemptions of Fund shares that had been held for 30 days or less has been eliminated.
C000237961
Shareholder Report [Line Items]
Fund Name	Westwood Salient MLP & Energy Infrastructure Fund
Class Name	Institutional Shares
Trading Symbol	SMLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/energy-infrastructure-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$59	1.05%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Salient MLP and Energy Infrastructure Fund underperformed its representative benchmark, despite delivering a strong absolute return. The midstream energy sector provided strong performance in the trailing period, as oil and gas volatility increased due to geopolitical shocks in Venezuela and Iran, sending crude oil prices over $100. In this environment, midstream performance was anchored by long-term, fee-based contracts that insulated cash flows. Rising U.S. LNG exports and continued artificial intelligence/data-center electricity demand increased volumes across pipeline, gathering, processing and storage assets. Volumes remained resilient throughout geopolitically induced volatility in oil markets, as production declines were modest and pipelines remained highly contracted. Capital discipline, ongoing debt reduction and continued commitment to dividend growth and buybacks remained defining themes across the industry, helping to anchor investor confidence amid broader energy market fluctuations.

Stock selection for the trailing period was the largest contributor to relative underperformance, with the interaction between allocation and selection decisions mitigating a portion of the underperformance. On an absolute basis, the Gathering and Processing and Natural Gas Pipelines subsectors were the largest contributors to performance, both generating strong returns during the period, though security selection within each subsector detracted from relative performance.

The LNG and Utilities subsectors were the largest detractors from performance for the trailing period. An underweight allocation to the strong performing LNG subsector was the primary driver of relative performance, while allocation to Utilities, a subsector not represented in the benchmark, drove relative underperformance as the subsector provided the lowest absolute returns for the period.

Line Graph [Table Text Block]
Table Summary
	Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Apr-2016	$100,000	$100,000	$100,000	$100,000
Apr-2017	$126,757	$123,161	$114,081	$117,918
Apr-2018	$109,419	$112,261	$99,845	$133,562
Apr-2019	$115,543	$122,294	$104,913	$151,585
Apr-2020	$82,201	$82,876	$62,123	$152,893
Apr-2021	$110,775	$121,245	$90,373	$223,196
Apr-2022	$137,216	$158,652	$115,075	$223,672
Apr-2023	$139,064	$163,208	$134,382	$229,631
Apr-2024	$176,232	$205,055	$180,689	$281,669
Apr-2025	$213,091	$265,284	$205,087	$315,741
Apr-2026	$279,962	$354,561	$267,670	$413,787

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares	31.38%	20.37%	10.84%
Alerian Midstream Energy Select Index	33.65%	23.94%	13.49%
Alerian MLP Index Trust	30.52%	24.25%	10.35%
S&P 500® Index	31.05%	13.14%	15.26%

AssetsNet	$ 1,442,177,080
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 5,595,856
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,442,177,080 Number of Portfolio Holdings53 Advisory Fee (net of waivers)$5,595,856 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Affiliated Exchange-Traded Funds	4.0%
Master Limited Partnerships	24.4%
MLP Related Companies	71.3%
Money Market Funds	0.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.3%
Renewable Energy Infrastructure	0.9%
Independent Power Producers	2.5%
Power Equipment	2.7%
Affiliated Exchange-Traded Funds	4.0%
Pipelines	89.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Energy Transfer, L.P.	10.3%
Williams Companies, Inc. (The)	8.2%
DT Midstream, Inc.	7.7%
Kinder Morgan, Inc.	6.9%
Enbridge, Inc.	6.6%
TC Energy Corporation	4.9%
Enterprise Products Partners, L.P.	4.9%
Cheniere Energy, Inc.	4.8%
Keyera Corporation	4.5%
MPLX, L.P.	4.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000237964
Shareholder Report [Line Items]
Fund Name	Westwood Salient MLP & Energy Infrastructure Fund
Class Name	A Class Shares
Trading Symbol	SMAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/energy-infrastructure-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$73	1.30%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Salient MLP and Energy Infrastructure Fund underperformed its representative benchmark, despite delivering a strong absolute return. The midstream energy sector provided strong performance in the trailing period, as oil and gas volatility increased due to geopolitical shocks in Venezuela and Iran, sending crude oil prices over $100. In this environment, midstream performance was anchored by long-term, fee-based contracts that insulated cash flows. Rising U.S. LNG exports and continued artificial intelligence/data-center electricity demand increased volumes across pipeline, gathering, processing and storage assets. Volumes remained resilient throughout geopolitically induced volatility in oil markets, as production declines were modest and pipelines remained highly contracted. Capital discipline, ongoing debt reduction and continued commitment to dividend growth and buybacks remained defining themes across the industry, helping to anchor investor confidence amid broader energy market fluctuations.

Stock selection for the trailing period was the largest contributor to relative underperformance, with the interaction between allocation and selection decisions mitigating a portion of the underperformance. On an absolute basis, the Gathering and Processing and Natural Gas Pipelines subsectors were the largest contributors to performance, both generating strong returns during the period, though security selection within each subsector detracted from relative performance.

The LNG and Utilities subsectors were the largest detractors from performance for the trailing period. An underweight allocation to the strong performing LNG subsector was the primary driver of relative performance, while allocation to Utilities, a subsector not represented in the benchmark, drove relative underperformance as the subsector provided the lowest absolute returns for the period.

Line Graph [Table Text Block]
Table Summary
	Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Apr-2016	$9,454	$10,000	$10,000	$10,000
Apr-2017	$11,970	$12,316	$11,408	$11,792
Apr-2018	$10,315	$11,226	$9,985	$13,356
Apr-2019	$10,867	$12,229	$10,491	$15,158
Apr-2020	$7,709	$8,288	$6,212	$15,289
Apr-2021	$10,377	$12,124	$9,037	$22,320
Apr-2022	$12,815	$15,865	$11,508	$22,367
Apr-2023	$12,969	$16,321	$13,438	$22,963
Apr-2024	$16,392	$20,505	$18,069	$28,167
Apr-2025	$19,768	$26,528	$20,509	$31,574
Apr-2026	$25,913	$35,456	$26,767	$41,379

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares
Without Load	31.09%	20.09%	10.61%
With LoadFootnote Reference*	25.83%	18.74%	9.99%
Alerian Midstream Energy Select Index	33.65%	23.94%	13.49%
Alerian MLP Index Trust	30.52%	24.25%	10.35%
S&P 500® Index	31.05%	13.14%	15.26%

AssetsNet	$ 1,442,177,080
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 5,595,856
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,442,177,080 Number of Portfolio Holdings53 Advisory Fee (net of waivers)$5,595,856 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Affiliated Exchange-Traded Funds	4.0%
Master Limited Partnerships	24.4%
MLP Related Companies	71.3%
Money Market Funds	0.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.3%
Renewable Energy Infrastructure	0.9%
Independent Power Producers	2.5%
Power Equipment	2.7%
Affiliated Exchange-Traded Funds	4.0%
Pipelines	89.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Energy Transfer, L.P.	10.3%
Williams Companies, Inc. (The)	8.2%
DT Midstream, Inc.	7.7%
Kinder Morgan, Inc.	6.9%
Enbridge, Inc.	6.6%
TC Energy Corporation	4.9%
Enterprise Products Partners, L.P.	4.9%
Cheniere Energy, Inc.	4.8%
Keyera Corporation	4.5%
MPLX, L.P.	4.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/energy-infrastructure-fund/
C000237963
Shareholder Report [Line Items]
Fund Name	Westwood Salient MLP & Energy Infrastructure Fund
Class Name	C Class Shares
Trading Symbol	SMFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/energy-infrastructure-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$115	2.05%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Salient MLP and Energy Infrastructure Fund underperformed its representative benchmark, despite delivering a strong absolute return. The midstream energy sector provided strong performance in the trailing period, as oil and gas volatility increased due to geopolitical shocks in Venezuela and Iran, sending crude oil prices over $100. In this environment, midstream performance was anchored by long-term, fee-based contracts that insulated cash flows. Rising U.S. LNG exports and continued artificial intelligence/data-center electricity demand increased volumes across pipeline, gathering, processing and storage assets. Volumes remained resilient throughout geopolitically induced volatility in oil markets, as production declines were modest and pipelines remained highly contracted. Capital discipline, ongoing debt reduction and continued commitment to dividend growth and buybacks remained defining themes across the industry, helping to anchor investor confidence amid broader energy market fluctuations.

Stock selection for the trailing period was the largest contributor to relative underperformance, with the interaction between allocation and selection decisions mitigating a portion of the underperformance. On an absolute basis, the Gathering and Processing and Natural Gas Pipelines subsectors were the largest contributors to performance, both generating strong returns during the period, though security selection within each subsector detracted from relative performance.

The LNG and Utilities subsectors were the largest detractors from performance for the trailing period. An underweight allocation to the strong performing LNG subsector was the primary driver of relative performance, while allocation to Utilities, a subsector not represented in the benchmark, drove relative underperformance as the subsector provided the lowest absolute returns for the period.

Line Graph [Table Text Block]
Table Summary
	Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Apr-2016	$10,000	$10,000	$10,000	$10,000
Apr-2017	$12,565	$12,316	$11,408	$11,792
Apr-2018	$10,743	$11,226	$9,985	$13,356
Apr-2019	$11,229	$12,229	$10,491	$15,158
Apr-2020	$7,911	$8,288	$6,212	$15,289
Apr-2021	$10,555	$12,124	$9,037	$22,320
Apr-2022	$12,933	$15,865	$11,508	$22,367
Apr-2023	$12,992	$16,321	$13,438	$22,963
Apr-2024	$16,296	$20,505	$18,069	$28,167
Apr-2025	$19,511	$26,528	$20,509	$31,574
Apr-2026	$25,375	$35,456	$26,767	$41,379

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares
Without CDSC	30.05%	19.17%	9.76%
With CDSC	29.05%	19.17%	9.76%
Alerian Midstream Energy Select Index	33.65%	23.94%	13.49%
Alerian MLP Index Trust	30.52%	24.25%	10.35%
S&P 500® Index	31.05%	13.14%	15.26%

AssetsNet	$ 1,442,177,080
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 5,595,856
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,442,177,080 Number of Portfolio Holdings53 Advisory Fee (net of waivers)$5,595,856 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Affiliated Exchange-Traded Funds	4.0%
Master Limited Partnerships	24.4%
MLP Related Companies	71.3%
Money Market Funds	0.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.3%
Renewable Energy Infrastructure	0.9%
Independent Power Producers	2.5%
Power Equipment	2.7%
Affiliated Exchange-Traded Funds	4.0%
Pipelines	89.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Energy Transfer, L.P.	10.3%
Williams Companies, Inc. (The)	8.2%
DT Midstream, Inc.	7.7%
Kinder Morgan, Inc.	6.9%
Enbridge, Inc.	6.6%
TC Energy Corporation	4.9%
Enterprise Products Partners, L.P.	4.9%
Cheniere Energy, Inc.	4.8%
Keyera Corporation	4.5%
MPLX, L.P.	4.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000237962
Shareholder Report [Line Items]
Fund Name	Westwood Salient MLP & Energy Infrastructure Fund
Class Name	Ultra Shares
Trading Symbol	SMRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/energy-infrastructure-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$54	0.95%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Salient MLP and Energy Infrastructure Fund underperformed its representative benchmark, despite delivering a strong absolute return. The midstream energy sector provided strong performance in the trailing period, as oil and gas volatility increased due to geopolitical shocks in Venezuela and Iran, sending crude oil prices over $100. In this environment, midstream performance was anchored by long-term, fee-based contracts that insulated cash flows. Rising U.S. LNG exports and continued artificial intelligence/data-center electricity demand increased volumes across pipeline, gathering, processing and storage assets. Volumes remained resilient throughout geopolitically induced volatility in oil markets, as production declines were modest and pipelines remained highly contracted. Capital discipline, ongoing debt reduction and continued commitment to dividend growth and buybacks remained defining themes across the industry, helping to anchor investor confidence amid broader energy market fluctuations.

Stock selection for the trailing period was the largest contributor to relative underperformance, with the interaction between allocation and selection decisions mitigating a portion of the underperformance. On an absolute basis, the Gathering and Processing and Natural Gas Pipelines subsectors were the largest contributors to performance, both generating strong returns during the period, though security selection within each subsector detracted from relative performance.

The LNG and Utilities subsectors were the largest detractors from performance for the trailing period. An underweight allocation to the strong performing LNG subsector was the primary driver of relative performance, while allocation to Utilities, a subsector not represented in the benchmark, drove relative underperformance as the subsector provided the lowest absolute returns for the period.

Line Graph [Table Text Block]
Table Summary
	Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Jan-2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Apr-2016	$1,092,745	$1,168,838	$1,047,455	$1,032,981
Apr-2017	$1,387,615	$1,439,557	$1,194,947	$1,218,076
Apr-2018	$1,198,787	$1,312,148	$1,045,832	$1,379,665
Apr-2019	$1,268,510	$1,429,422	$1,098,914	$1,565,844
Apr-2020	$901,945	$968,686	$650,712	$1,579,357
Apr-2021	$1,216,222	$1,417,154	$946,615	$2,305,577
Apr-2022	$1,507,810	$1,854,389	$1,205,364	$2,310,488
Apr-2023	$1,529,288	$1,907,642	$1,407,588	$2,372,046
Apr-2024	$1,939,676	$2,396,757	$1,892,632	$2,909,591
Apr-2025	$2,347,151	$3,100,741	$2,148,197	$3,261,540
Apr-2026	$3,086,567	$4,144,239	$2,803,724	$4,274,341

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares	31.50%	20.47%	10.94%
Alerian Midstream Energy Select Index	33.65%	23.94%	13.49%
Alerian MLP Index Trust	30.52%	24.25%	10.35%
S&P 500® Index	31.05%	13.14%	15.26%

AssetsNet	$ 1,442,177,080
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 5,595,856
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,442,177,080 Number of Portfolio Holdings53 Advisory Fee (net of waivers)$5,595,856 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Affiliated Exchange-Traded Funds	4.0%
Master Limited Partnerships	24.4%
MLP Related Companies	71.3%
Money Market Funds	0.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.3%
Renewable Energy Infrastructure	0.9%
Independent Power Producers	2.5%
Power Equipment	2.7%
Affiliated Exchange-Traded Funds	4.0%
Pipelines	89.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Energy Transfer, L.P.	10.3%
Williams Companies, Inc. (The)	8.2%
DT Midstream, Inc.	7.7%
Kinder Morgan, Inc.	6.9%
Enbridge, Inc.	6.6%
TC Energy Corporation	4.9%
Enterprise Products Partners, L.P.	4.9%
Cheniere Energy, Inc.	4.8%
Keyera Corporation	4.5%
MPLX, L.P.	4.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000237966
Shareholder Report [Line Items]
Fund Name	Westwood Real Estate Income Fund
Class Name	Institutional Shares
Trading Symbol	KIFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Real Estate Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/real-estate-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/real-estate-income-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Real Estate Income Fund outperformed its representative benchmark. U.S. REIT markets operated in a transitional environment, amid moderating—though still volatile—interest rates, widening performance dispersion across property types and improving visibility into economic growth as monetary policy moved from late-2025 easing toward a holding pattern in early 2026. REIT equities faced episodic volatility tied to fluctuations in Treasuries and geopolitical developments yet demonstrated resilience relative to broader equities during periods of market stress in the first quarter of 2026.

Office properties continued to face structural headwinds stemming from elevated vacancies, subdued leasing activity and shifts in workplace utilization, resulting in underperformance within the sector. Industrial REITs saw mixed results as new supply deliveries weighed on near-term fundamentals in select markets, partially offset by longer-term logistics and data-infrastructure demand. In contrast, Residential and Retail sectors showed comparatively stronger fundamentals, supported by steady occupancy, moderating supply pipelines and resilient consumer spending, contributing to improved relative stability during the trailing period.

The Fund’s allocation to off-benchmark equity and convertible allocation was the largest contributor to relative performance, while REIT preferred securities remained comparatively stable despite broader sector uncertainty and also contributed meaningfully to the Fund’s relative outperformance. Preferreds benefited from their senior capital position and contractual income streams, which helped dampen volatility relative to common equity and supported attractive risk-adjusted returns in a range-bound rate environment. Strong selection within preferred holdings drove returns and contributed meaningfully to the Fund’s outperformance.

Line Graph [Table Text Block]
Table Summary
	Westwood Real Estate Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA Fixed Rate Preferred Securities Index
Apr-2016	$100,000	$100,000	$100,000
Apr-2017	$112,716	$100,829	$106,500
Apr-2018	$106,292	$100,507	$108,601
Apr-2019	$116,610	$105,824	$116,059
Apr-2020	$95,600	$117,297	$120,466
Apr-2021	$128,889	$116,984	$133,291
Apr-2022	$131,153	$107,026	$119,835
Apr-2023	$123,209	$106,569	$121,967
Apr-2024	$131,833	$105,004	$130,297
Apr-2025	$140,025	$113,426	$135,345
Apr-2026	$151,156	$118,027	$145,415

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Westwood Real Estate Income Fund - Institutional Shares	7.95%	3.24%	4.22%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
ICE BofA Fixed Rate Preferred Securities Index	7.44%	1.76%	3.82%

AssetsNet	$ 242,562,764
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 859,442
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$242,562,764 Number of Portfolio Holdings46 Advisory Fee $859,442 Portfolio Turnover33%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	27.8%
Money Market Funds	1.7%
Preferred Stocks	70.5%

Industry Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.5%
Other Industries	6.4%
Specialty Finance	3.0%
Multi-Asset Class	3.0%
Banking	3.0%
Industrial	3.6%
Infrastructure	3.7%
Mortgage	3.9%
Shopping Centers	4.3%
Home Construction	4.4%
Specialized	5.6%
Residential	5.7%
Retail	5.9%
Diversified	6.7%
Storage	7.0%
Healthcare	7.0%
Office	8.8%
Hotels	18.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Hovnanian Enterprises, Inc., 7.63% - Series A	4.4%
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	3.9%
RLJ Lodging Trust, 7.80% - Series A	3.9%
COPT Defense Properties	3.9%
CTO Realty Growth, Inc., 6.38% - Series A	3.9%
Crown Castle, Inc.	3.7%
Pebblebrook Hotel Trust, 5.70% - Series H	3.6%
LXP Industrial Trust, 6.50% - Series C	3.6%
National Storage Affiliates Trust, 6.00% - Series A	3.5%
Saul Centers, Inc., 6.13% - Series D	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000237968
Shareholder Report [Line Items]
Fund Name	Westwood Real Estate Income Fund
Class Name	A Class Shares
Trading Symbol	KIFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Real Estate Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/real-estate-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/real-estate-income-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$59	1.17%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the trailing period, the Westwood Real Estate Income Fund outperformed its representative benchmark. U.S. REIT markets operated in a transitional environment, amid moderating—though still volatile—interest rates, widening performance dispersion across property types and improving visibility into economic growth as monetary policy moved from late-2025 easing toward a holding pattern in early 2026. REIT equities faced episodic volatility tied to fluctuations in Treasuries and geopolitical developments yet demonstrated resilience relative to broader equities during periods of market stress in the first quarter of 2026.

Office properties continued to face structural headwinds stemming from elevated vacancies, subdued leasing activity and shifts in workplace utilization, resulting in underperformance within the sector. Industrial REITs saw mixed results as new supply deliveries weighed on near-term fundamentals in select markets, partially offset by longer-term logistics and data-infrastructure demand. In contrast, Residential and Retail sectors showed comparatively stronger fundamentals, supported by steady occupancy, moderating supply pipelines and resilient consumer spending, contributing to improved relative stability during the trailing period.

The Fund’s allocation to off-benchmark equity and convertible allocation was the largest contributor to relative performance, while REIT preferred securities remained comparatively stable despite broader sector uncertainty and also contributed meaningfully to the Fund’s relative outperformance. Preferreds benefited from their senior capital position and contractual income streams, which helped dampen volatility relative to common equity and supported attractive risk-adjusted returns in a range-bound rate environment. Strong selection within preferred holdings drove returns and contributed meaningfully to the Fund’s outperformance.

Line Graph [Table Text Block]
Table Summary
	Westwood Real Estate Income Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA Fixed Rate Preferred Securities Index
Apr-2016	$9,426	$10,000	$10,000
Apr-2017	$10,585	$10,083	$10,650
Apr-2018	$9,940	$10,051	$10,860
Apr-2019	$10,871	$10,582	$11,606
Apr-2020	$8,874	$11,730	$12,047
Apr-2021	$11,925	$11,698	$13,329
Apr-2022	$12,084	$10,703	$11,984
Apr-2023	$11,302	$10,657	$12,197
Apr-2024	$12,077	$10,500	$13,030
Apr-2025	$12,784	$11,343	$13,535
Apr-2026	$13,762	$11,803	$14,542

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Westwood Real Estate Income Fund - A Class Shares
Without Load	7.65%	2.91%	3.86%
With LoadFootnote Reference*	4.44%	1.70%	3.24%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
ICE BofA Fixed Rate Preferred Securities Index	7.44%	1.76%	3.82%

AssetsNet	$ 242,562,764
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 859,442
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$242,562,764 Number of Portfolio Holdings46 Advisory Fee $859,442 Portfolio Turnover33%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	27.8%
Money Market Funds	1.7%
Preferred Stocks	70.5%

Industry Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.5%
Other Industries	6.4%
Specialty Finance	3.0%
Multi-Asset Class	3.0%
Banking	3.0%
Industrial	3.6%
Infrastructure	3.7%
Mortgage	3.9%
Shopping Centers	4.3%
Home Construction	4.4%
Specialized	5.6%
Residential	5.7%
Retail	5.9%
Diversified	6.7%
Storage	7.0%
Healthcare	7.0%
Office	8.8%
Hotels	18.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Hovnanian Enterprises, Inc., 7.63% - Series A	4.4%
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	3.9%
RLJ Lodging Trust, 7.80% - Series A	3.9%
COPT Defense Properties	3.9%
CTO Realty Growth, Inc., 6.38% - Series A	3.9%
Crown Castle, Inc.	3.7%
Pebblebrook Hotel Trust, 5.70% - Series H	3.6%
LXP Industrial Trust, 6.50% - Series C	3.6%
National Storage Affiliates Trust, 6.00% - Series A	3.5%
Saul Centers, Inc., 6.13% - Series D	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/real-estate-income-fund/
C000237951
Shareholder Report [Line Items]
Fund Name	Westwood Broadmark Tactical Growth Fund
Class Name	Institutional Shares
Trading Symbol	FTGWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Broadmark Tactical Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-growth-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/tactical-growth-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$66	1.28%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Broadmark Tactical Growth Fund outperformed its representative benchmark, the HFRX Equity Hedge Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

From the beginning of the period through January 2026, exposure to the market was increased as the investment team added positions in response to improving relative strength. Exposure was reduced as monetary policy, momentum and market breadth deteriorated in the middle of the period. The team increased exposure in the last month of the period as momentum, market breadth, sentiment and volume showed improvement.

With regard to our four-pillar investment process, for much of the period, the valuation pillar pointed to equity valuations being elevated compared to historical norms, as stock market capitalization as a percentage of gross domestic product reached new all-time highs. Monetary factors and credit conditions remained positive for the majority of the period, before turning neutral to end the period as conflict in the Middle East sent oil and other commodity prices upward.

The investor sentiment pillar was negative for most of the period, turning positive during March from our contrarian point of view. The momentum pillar was more dynamic, remaining positive but deteriorating until March, when it turned negative, and rebounding to positive territory in April.

The team would increase exposure if interest rates declined and if momentum improved further. The team would decrease exposure if our breadth and volume momentum models deteriorated.

Line Graph [Table Text Block]
Table Summary
	Westwood Broadmark Tactical Growth Fund - Institutional Shares	HFRX Equity Hedge Index	S&P 500® Index
Apr-2016	$100,000	$100,000	$100,000
Apr-2017	$108,504	$106,638	$117,918
Apr-2018	$114,581	$114,082	$133,562
Apr-2019	$117,929	$109,558	$151,585
Apr-2020	$122,586	$102,980	$152,893
Apr-2021	$140,545	$125,745	$223,196
Apr-2022	$135,617	$130,664	$223,672
Apr-2023	$131,597	$130,953	$229,631
Apr-2024	$135,124	$141,590	$281,669
Apr-2025	$143,032	$149,160	$315,741
Apr-2026	$165,794	$170,153	$413,787

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Growth Fund - Institutional Shares	15.91%	3.36%	5.19%
HFRX Equity Hedge Index	14.07%	6.24%	5.46%
S&P 500® Index	31.05%	13.14%	15.26%

AssetsNet	$ 184,361,891
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 960,187
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$184,361,891 Number of Portfolio Holdings10 Advisory Fee $960,187 Portfolio Turnover66%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	55.8%
Money Market Funds	44.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000237952
Shareholder Report [Line Items]
Fund Name	Westwood Broadmark Tactical Growth Fund
Class Name	A Class Shares
Trading Symbol	FTAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Broadmark Tactical Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-growth-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/tactical-growth-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$81	1.58%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Broadmark Tactical Growth Fund outperformed its representative benchmark, the HFRX Equity Hedge Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

From the beginning of the period through January 2026, exposure to the market was increased as the investment team added positions in response to improving relative strength. Exposure was reduced as monetary policy, momentum and market breadth deteriorated in the middle of the period. The team increased exposure in the last month of the period as momentum, market breadth, sentiment and volume showed improvement.

With regard to our four-pillar investment process, for much of the period, the valuation pillar pointed to equity valuations being elevated compared to historical norms, as stock market capitalization as a percentage of gross domestic product reached new all-time highs. Monetary factors and credit conditions remained positive for the majority of the period, before turning neutral to end the period as conflict in the Middle East sent oil and other commodity prices upward.

The investor sentiment pillar was negative for most of the period, turning positive during March from our contrarian point of view. The momentum pillar was more dynamic, remaining positive but deteriorating until March, when it turned negative, and rebounding to positive territory in April.

The team would increase exposure if interest rates declined and if momentum improved further. The team would decrease exposure if our breadth and volume momentum models deteriorated.

Line Graph [Table Text Block]
Table Summary
	Westwood Broadmark Tactical Growth Fund - A Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Apr-2016	$9,426	$10,000	$10,000
Apr-2017	$10,175	$10,664	$11,792
Apr-2018	$10,694	$11,408	$13,356
Apr-2019	$10,961	$10,956	$15,158
Apr-2020	$11,348	$10,298	$15,289
Apr-2021	$12,957	$12,575	$22,320
Apr-2022	$12,451	$13,066	$22,367
Apr-2023	$12,038	$13,095	$22,963
Apr-2024	$12,331	$14,159	$28,167
Apr-2025	$13,017	$14,916	$31,574
Apr-2026	$15,041	$17,015	$41,379

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Growth Fund - A Class Shares
Without Load	15.55%	3.03%	4.78%
With LoadFootnote Reference*	10.91%	1.81%	4.17%
HFRX Equity Hedge Index	14.07%	6.24%	5.46%
S&P 500® Index	31.05%	13.14%	15.26%

AssetsNet	$ 184,361,891
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 960,187
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$184,361,891 Number of Portfolio Holdings10 Advisory Fee $960,187 Portfolio Turnover66%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	55.8%
Money Market Funds	44.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/tactical-growth-fund/
C000237949
Shareholder Report [Line Items]
Fund Name	Westwood Broadmark Tactical Growth Fund
Class Name	C Class Shares
Trading Symbol	FTGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Broadmark Tactical Growth Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-growth-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/tactical-growth-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$114	2.23%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.23%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Broadmark Tactical Growth Fund outperformed its representative benchmark, the HFRX Equity Hedge Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

From the beginning of the period through January 2026, exposure to the market was increased as the investment team added positions in response to improving relative strength. Exposure was reduced as monetary policy, momentum and market breadth deteriorated in the middle of the period. The team increased exposure in the last month of the period as momentum, market breadth, sentiment and volume showed improvement.

With regard to our four-pillar investment process, for much of the period, the valuation pillar pointed to equity valuations being elevated compared to historical norms, as stock market capitalization as a percentage of gross domestic product reached new all-time highs. Monetary factors and credit conditions remained positive for the majority of the period, before turning neutral to end the period as conflict in the Middle East sent oil and other commodity prices upward.

The investor sentiment pillar was negative for most of the period, turning positive during March from our contrarian point of view. The momentum pillar was more dynamic, remaining positive but deteriorating until March, when it turned negative, and rebounding to positive territory in April.

The team would increase exposure if interest rates declined and if momentum improved further. The team would decrease exposure if our breadth and volume momentum models deteriorated.

Line Graph [Table Text Block]
Table Summary
	Westwood Broadmark Tactical Growth Fund - C Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Apr-2016	$10,000	$10,000	$10,000
Apr-2017	$10,745	$10,664	$11,792
Apr-2018	$11,244	$11,408	$13,356
Apr-2019	$11,441	$10,956	$15,158
Apr-2020	$11,783	$10,298	$15,289
Apr-2021	$13,378	$12,575	$22,320
Apr-2022	$12,787	$13,066	$22,367
Apr-2023	$12,291	$13,095	$22,963
Apr-2024	$12,501	$14,159	$28,167
Apr-2025	$13,108	$14,916	$31,574
Apr-2026	$15,049	$17,015	$41,379

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Growth Fund - C Class Shares
Without CDSC	14.81%	2.38%	4.17%
With CDSC	13.81%	2.38%	4.17%
HFRX Equity Hedge Index	14.07%	6.24%	5.46%
S&P 500® Index	31.05%	13.14%	15.26%

AssetsNet	$ 184,361,891
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 960,187
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$184,361,891 Number of Portfolio Holdings10 Advisory Fee $960,187 Portfolio Turnover66%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	55.8%
Money Market Funds	44.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000237956
Shareholder Report [Line Items]
Fund Name	Westwood Broadmark Tactical Plus Fund
Class Name	Institutional Shares
Trading Symbol	SBTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Broadmark Tactical Plus Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-plus-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/tactical-plus-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$60	1.20%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Broadmark Tactical Plus Fund underperformed its representative benchmark, the HFRX Equity Hedge Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

Through January 2026, exposure to the market was increased as the Investment team added positions in response to improving relative strength. Exposure was reduced as monetary policy, momentum and market breadth deteriorated in the middle of the period. The team increased exposure in April as momentum, market breadth, sentiment and volume showed improvement. Relative to the Tactical Growth Fund, the Tactical Plus Fund maintained higher exposure to the market throughout the period.

With regard to our four-pillar investment process, for much of the period, the valuation pillar pointed to equity valuations being elevated compared to historical norms, as stock market capitalization as a percentage of gross domestic product reached new all-time highs. Monetary factors and credit conditions remained positive before turning neutral to end the period as conflict in the Middle East sent commodity prices upward.

The investor sentiment pillar was negative for most of the period, turning positive during March from our contrarian point of view. The momentum pillar was more dynamic, remaining positive but deteriorating until March, when it turned negative, and rebounding to positive territory in April.

The team would increase exposure if interest rates declined and if momentum improved further. The team would decrease exposure if our breadth and volume momentum models deteriorated.

Line Graph [Table Text Block]
Table Summary
	Westwood Broadmark Tactical Plus Fund - Institutional Shares	HFRX Equity Hedge Index	S&P 500® Index
Apr-2016	$100,000	$100,000	$100,000
Apr-2017	$108,742	$106,638	$117,918
Apr-2018	$116,789	$114,082	$133,562
Apr-2019	$126,591	$109,558	$151,585
Apr-2020	$127,562	$102,980	$152,893
Apr-2021	$144,138	$125,745	$223,196
Apr-2022	$144,378	$130,664	$223,672
Apr-2023	$144,153	$130,953	$229,631
Apr-2024	$150,748	$141,590	$281,669
Apr-2025	$146,558	$149,160	$315,741
Apr-2026	$155,203	$170,153	$413,787

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Plus Fund - Institutional Shares	5.90%	1.49%	4.49%
HFRX Equity Hedge Index	14.07%	6.24%	5.46%
S&P 500® Index	31.05%	13.14%	15.26%

AssetsNet	$ 64,382,681
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 249,378
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$64,382,681 Number of Portfolio Holdings7 Advisory Fee (net of waivers)$249,378 Portfolio Turnover23%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	28.3%
Money Market Funds	71.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000237953
Shareholder Report [Line Items]
Fund Name	Westwood Broadmark Tactical Plus Fund
Class Name	A Class Shares
Trading Symbol	SBTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Broadmark Tactical Plus Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-plus-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/tactical-plus-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$73	1.45%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Broadmark Tactical Plus Fund underperformed its representative benchmark, the HFRX Equity Hedge Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

Through January 2026, exposure to the market was increased as the Investment team added positions in response to improving relative strength. Exposure was reduced as monetary policy, momentum and market breadth deteriorated in the middle of the period. The team increased exposure in April as momentum, market breadth, sentiment and volume showed improvement. Relative to the Tactical Growth Fund, the Tactical Plus Fund maintained higher exposure to the market throughout the period.

With regard to our four-pillar investment process, for much of the period, the valuation pillar pointed to equity valuations being elevated compared to historical norms, as stock market capitalization as a percentage of gross domestic product reached new all-time highs. Monetary factors and credit conditions remained positive before turning neutral to end the period as conflict in the Middle East sent commodity prices upward.

The investor sentiment pillar was negative for most of the period, turning positive during March from our contrarian point of view. The momentum pillar was more dynamic, remaining positive but deteriorating until March, when it turned negative, and rebounding to positive territory in April.

The team would increase exposure if interest rates declined and if momentum improved further. The team would decrease exposure if our breadth and volume momentum models deteriorated.

Line Graph [Table Text Block]
Table Summary
	Westwood Broadmark Tactical Plus Fund - A Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Apr-2016	$9,447	$10,000	$10,000
Apr-2017	$10,257	$10,664	$11,792
Apr-2018	$10,992	$11,408	$13,356
Apr-2019	$11,879	$10,956	$15,158
Apr-2020	$11,952	$10,298	$15,289
Apr-2021	$13,466	$12,575	$22,320
Apr-2022	$13,455	$13,066	$22,367
Apr-2023	$13,406	$13,095	$22,963
Apr-2024	$13,988	$14,159	$28,167
Apr-2025	$13,552	$14,916	$31,574
Apr-2026	$14,325	$17,015	$41,379

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Plus Fund - A Class Shares
Without Load	5.70%	1.24%	4.25%
With Load*	2.52%	0.11%	3.66%
HFRX Equity Hedge Index	14.07%	6.24%	5.46%
S&P 500® Index	31.05%	13.14%	15.26%

AssetsNet	$ 64,382,681
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 249,378
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$64,382,681 Number of Portfolio Holdings7 Advisory Fee (net of waivers)$249,378 Portfolio Turnover23%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	28.3%
Money Market Funds	71.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/tactical-plus-fund/
C000237955
Shareholder Report [Line Items]
Fund Name	Westwood Broadmark Tactical Plus Fund
Class Name	F Class Shares
Trading Symbol	BTPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Broadmark Tactical Plus Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-plus-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/tactical-plus-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F Class Shares	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Broadmark Tactical Plus Fund underperformed its representative benchmark, the HFRX Equity Hedge Index, in the reporting period. Equity markets experienced increased volatility from geopolitical risks and equity-market shocks, while earnings strength among artificial intelligence-linked mega-cap technology firms remained a key area of support for equities, especially in the U.S. market. An increase in market breadth that began in late 2025 continued throughout early 2026, as value stocks, small caps and non-U.S. equities experienced periodic leadership as investors sought broader participation and downside resilience.

Through January 2026, exposure to the market was increased as the Investment team added positions in response to improving relative strength. Exposure was reduced as monetary policy, momentum and market breadth deteriorated in the middle of the period. The team increased exposure in April as momentum, market breadth, sentiment and volume showed improvement. Relative to the Tactical Growth Fund, the Tactical Plus Fund maintained higher exposure to the market throughout the period.

With regard to our four-pillar investment process, for much of the period, the valuation pillar pointed to equity valuations being elevated compared to historical norms, as stock market capitalization as a percentage of gross domestic product reached new all-time highs. Monetary factors and credit conditions remained positive before turning neutral to end the period as conflict in the Middle East sent commodity prices upward.

The investor sentiment pillar was negative for most of the period, turning positive during March from our contrarian point of view. The momentum pillar was more dynamic, remaining positive but deteriorating until March, when it turned negative, and rebounding to positive territory in April.

The team would increase exposure if interest rates declined and if momentum improved further. The team would decrease exposure if our breadth and volume momentum models deteriorated.

Line Graph [Table Text Block]
Table Summary
	Westwood Broadmark Tactical Plus Fund - F Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Apr-2016	$10,000	$10,000	$10,000
Apr-2017	$10,907	$10,664	$11,792
Apr-2018	$11,756	$11,408	$13,356
Apr-2019	$12,776	$10,956	$15,158
Apr-2020	$12,910	$10,298	$15,289
Apr-2021	$14,641	$12,575	$22,320
Apr-2022	$14,713	$13,066	$22,367
Apr-2023	$14,730	$13,095	$22,963
Apr-2024	$15,464	$14,159	$28,167
Apr-2025	$15,065	$14,916	$31,574
Apr-2026	$16,000	$17,015	$41,379

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Plus Fund - F Class Shares	6.21%	1.79%	4.81%
HFRX Equity Hedge Index	14.07%	6.24%	5.46%
S&P 500® Index	31.05%	13.14%	15.26%

AssetsNet	$ 64,382,681
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 249,378
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$64,382,681 Number of Portfolio Holdings7 Advisory Fee (net of waivers)$249,378 Portfolio Turnover23%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	28.3%
Money Market Funds	71.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000248453
Shareholder Report [Line Items]
Fund Name	Westwood Salient Enhanced Midstream Income ETF
Trading Symbol	MDST
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Salient Enhanced Midstream Income ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/westwood-salient-enhanced-midstream-income/. You can also request this information by contacting us at (800) 994-0755.
Additional Information Phone Number	(800) 994-0755
Additional Information Website	https://westwoodgroup.com/product/westwood-salient-enhanced-midstream-income/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Westwood Salient Enhanced Midstream Income ETF	$44	0.80%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

       During the trailing period, the Westwood Salient Enhanced Midstream Income ETF underperformed its representative benchmark, despite delivering a strong absolute return. The midstream energy sector provided strong performance in the trailing period, as oil and gas volatility increased due to geopolitical shocks in Venezuela and Iran, sending crude oil prices over $100. In this environment, midstream performance was anchored by long-term, fee-based contracts that insulated cash flows. Rising U.S. LNG exports and continued AI/data-center electricity demand increased volumes across pipeline, gathering, processing and storage assets. Volumes remained resilient throughout geopolitically induced volatility in oil markets, as production declines were modest and pipelines remained highly contracted. Capital discipline, ongoing debt reduction and continued commitment to dividend growth and buybacks remained defining themes across the industry, helping to anchor investor confidence amid broader energy market fluctuations.

       The Fund’s underperformance relative to the benchmark was primarily driven by the impact of the covered call overlay, which, by design, limits participation in sharp, short-term rallies in exchange for consistent premium income. On a subsector basis, an underweight allocation to the strong performing LNG subsector led to it being the largest detractor from relative performance for the period, while an overweight allocation to the Gathering & Processing subsector mitigated a portion of the subsector’s relative underperformance stemming from selection.

Line Graph [Table Text Block]
Table Summary
	Westwood Salient Enhanced Midstream Income ETF - NAV	S&P 500® Index	Alerian Midstream Energy Select Index
04/08/24	$10,000	$10,000	$10,000
04/30/24	$9,837	$9,685	$9,904
04/30/25	$11,551	$10,857	$12,813
04/30/26	$14,482	$14,228	$17,125

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception (April 8, 2024)
Westwood Salient Enhanced Midstream Income ETF - NAV	25.37%	19.69%
S&P 500® Index	31.05%	18.67%
Alerian Midstream Energy Select Index	33.65%	29.84%

Performance Inception Date	Apr. 08, 2024
AssetsNet	$ 247,229,761
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 765,690
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$247,229,761 Number of Portfolio Holdings119 Advisory Fee $765,690 Portfolio Turnover7%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.3%
Pipelines	101.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Energy Transfer, L.P.	9.1%
Enbridge, Inc.	8.9%
Williams Companies, Inc. (The)	8.7%
Enterprise Products Partners, L.P.	7.0%
DT Midstream, Inc.	6.5%
Kinder Morgan, Inc.	5.7%
Cheniere Energy, Inc.	5.1%
ONEOK, Inc.	5.1%
South Bow Corporation	5.0%
TC Energy Corporation	5.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000248452
Shareholder Report [Line Items]
Fund Name	Westwood Salient Enhanced Energy Income ETF
Trading Symbol	WEEI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Salient Enhanced Energy Income ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/salient-enhanced-energy-income/. You can also request this information by contacting us at (800) 994-0755.
Additional Information Phone Number	(800) 994-0755
Additional Information Website	https://westwoodgroup.com/product/salient-enhanced-energy-income/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Westwood Salient Enhanced Energy Income ETF	$47	0.85%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

       For the trailing period, the Westwood Salient Enhanced Energy Income ETF underperformed its representative benchmark, despite delivering a strong absolute return. Performance in the broader energy sector closely tracked oil price movements, which were volatile but largely range-bound through late 2025 as markets repeatedly priced in surplus conditions and global supply growth capped sustained upside for crude prices and upstream equities entering 2026. Geopolitical risk escalated meaningfully in early 2026, including tensions involving Iran, Venezuela and Middle Eastern shipping routes. These developments introduced short-term risk premiums into oil prices, with energy equities experiencing sharp but uneven rallies. Energy equities also served as a macro hedge amid inflation uncertainty and geopolitical instability, attracting tactical flows during periods of broader market stress.

       The Fund’s underperformance relative to its benchmark was primarily driven by the covered call overlay, which, by design, limits participation in sharp, short-term rallies in exchange for consistent premium income. The Fund’s common equity holdings outperformed the benchmark on a relative basis, primarily driven by selection in the E&P subsector. An overweight allocation to the Gathering & Processing and Refining subsectors, both of which provided strong absolute returns for the period, also mitigated a portion of the underperformance from the covered call overlay.

Line Graph [Table Text Block]
Table Summary
	Westwood Salient Enhanced Energy Income ETF - NAV	S&P 500® Index	S&P Energy Select Sector Index
04/30/24	$10,000	$10,000	$10,000
04/30/25	$9,091	$11,210	$8,897
04/30/26	$12,637	$14,691	$13,613

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception (April 30, 2024)
Westwood Salient Enhanced Energy Income ETF - NAV	39.01%	12.41%
S&P 500® Index	31.05%	21.20%
S&P Energy Select Sector Index	53.01%	16.68%

Performance Inception Date	Apr. 30, 2024
AssetsNet	$ 73,255,243
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 184,602
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$73,255,243 Number of Portfolio Holdings156 Advisory Fee $184,602 Portfolio Turnover3%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.3%
U.S. Oil Royalty Trusts	1.4%
Oilfield Services & Equipment	11.9%
Refining & Marketing	12.7%
Pipelines	15.9%
Exploration & Production	22.0%
Integrated Oil Companies	37.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Exxon Mobil Corporation	23.6%
Chevron Corporation	13.8%
ConocoPhillips	6.3%
Valero Energy Corporation	5.4%
SLB Ltd.	5.2%
Williams Companies, Inc. (The)	5.1%
Baker Hughes Company	4.2%
Phillips 66	4.0%
EOG Resources, Inc.	3.9%
Kinder Morgan, Inc.	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000267227
Shareholder Report [Line Items]
Fund Name	Westwood Enhanced Income Opportunity ETF
Trading Symbol	YLDW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Enhanced Income Opportunity ETF (the "Fund") for the period of December 11, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/enhanced-income/. You can also request this information by contacting us at (800) 994-0755.
Additional Information Phone Number	(800) 994-0755
Additional Information Website	https://westwoodgroup.com/product/enhanced-income/
Expenses [Text Block]

What were the Fund’s annualized costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Westwood Enhanced Income Opportunity ETF	$31	0.79%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

     For the trailing period, the Westwood Salient Enhanced Energy Income ETF underperformed its representative benchmark, despite delivering a strong absolute return. Performance in the broader energy sector closely tracked oil price movements, which were volatile but largely range-bound through late 2025 as markets repeatedly priced in surplus conditions and global supply growth capped sustained upside for crude prices and upstream equities entering 2026. Geopolitical risk escalated meaningfully in early 2026, including tensions involving Iran, Venezuela and Middle Eastern shipping routes. These developments introduced short-term risk premiums into oil prices, with energy equities experiencing sharp but uneven rallies. Energy equities also served as a macro hedge amid inflation uncertainty and geopolitical instability, attracting tactical flows during periods of broader market stress.

     The Fund’s underperformance relative to its benchmark was primarily driven by the covered call overlay, which, by design, limits participation in sharp, short-term rallies in exchange for consistent premium income. The Fund’s common equity holdings outperformed the benchmark on a relative basis, primarily driven by selection in the E&P subsector. An overweight allocation to the Gathering & Processing and Refining subsectors, both of which provided strong absolute returns for the period, also mitigated a portion of the underperformance from the covered call overlay.

Performance Inception Date	Dec. 11, 2025
AssetsNet	$ 22,751,931
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 43,251
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$22,751,931 Number of Portfolio Holdings139 Advisory Fee $43,251 Portfolio Turnover15%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.4%
Materials	1.6%
Consumer Discretionary	3.2%
Consumer Staples	3.9%
Utilities	4.5%
Communications	4.7%
Real Estate	4.7%
Health Care	7.1%
Industrials	7.5%
Energy	8.2%
Exchange-Traded Funds	8.8%
U.S. Government & Agencies	9.3%
Financials	16.8%
Technology	20.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares iBoxx USD High Yield Corporate Bond ETF	4.4%
iShares Broad USD High Yield Corporate Bond ETF	4.4%
Alphabet, Inc. - Class A	3.1%
Gilead Sciences, Inc.	2.5%
NVIDIA Corporation	2.1%
Microsoft Corporation	2.0%
Broadcom, Inc.	1.9%
Oracle Corporation	1.9%
Wells Fargo & Company	1.9%
JPMorgan Chase & Company	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.